UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04782
                                   ------------------------------------

                               HSBC INVESTOR FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      452 FIFTH AVENUE, NEW YORK, NY 10018
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

     CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.



HSBC INVESTOR CORE PLUS FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (100.8%)


                                                                             VALUE($)
                                                                             --------

HSBC Investor Core Plus Fixed Income Portfolio                              18,608,190
                                                                            ----------

TOTAL INVESTMENTS-  100.8%                                                  18,608,190
                                                                            ==========


------------
Percentages indicated are based on net assets of $18,455,226.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (100.9%)


                                                                           VALUE($)
                                                                           --------

HSBC Investor High Yield Fixed Income Portfolio                            8,321,070
                                                                           ---------

TOTAL INVESTMENTS-  100.9%                                                 8,321,070
                                                                           =========


------------
Percentages indicated are based on net assets of $8,246,743.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (100.6%)


                                                                            VALUE($)
                                                                            --------

HSBC Investor Intermediate Duration Fixed Income Portfolio                 17,183,817
                                                                           ----------

TOTAL INVESTMENTS- 100.6%                                                  17,183,817
                                                                           ==========


------------
Percentages indicated are based on net assets of $17,088,497.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (100%)



                                                                            VALUE($)
                                                                            --------

HSBC Investor Growth Portfolio                                             54,258,165
                                                                           ----------

TOTAL INVESTMENTS-  100%                                                   54,258,165
                                                                           ==========


------------
Percentages indicated are based on net assets of $54,250,969.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OPPORTUNITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (100.3%)


                                                                            VALUE($)
                                                                            --------

HSBC Investor Opportunity Portfolio                                        19,544,135
                                                                           ----------

TOTAL INVESTMENTS-  100.3%                                                 19,544,135
                                                                           ==========


------------
Percentages indicated are based on net assets of $19,488,980.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OVERSEAS EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (100.2%)


                                                                           VALUE($)
                                                                           --------

HSBC Investor International Equity Portfolio                              19,364,259
                                                                          ----------

TOTAL INVESTMENTS- 100.2%                                                 19,364,259
                                                                          ==========



------------
Percentages indicated are based on net assets of $19,331,994.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (100.4%)


                                                                            VALUE($)
                                                                            --------

HSBC Investor Value Portfolio                                              57,265,282
                                                                           ----------

TOTAL INVESTMENTS-  100.4%                                                 57,265,282
                                                                           ==========


------------
Percentages indicated are based on net assets of $57,010,454.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (100.2%)


                                                                                        VALUE($)
                                                                                        --------

HSBC Investor International Equity Portfolio                                            2,558,252
HSBC Investor Opportunity Portfolio                                                     3,703,878
HSBC Investor Value Portfolio                                                           2,277,885
HSBC Investor Growth Portfolio                                                          2,280,544


                                                                       SHARES
                                                                       ------


HSBC Investor Money Market Fund Class Y Shares *                        109,249           109,249
                                                                                          -------

TOTAL INVESTMENTS - 100.2%                                                             10,929,808
                                                                                       ==========


------------
Percentages indicated are based on net assets of $10,907,528.

* Cost for the HSBC Money Market Fund Class Y is $109,249.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (100.2%)



                                                                                      VALUE($)
                                                                                      --------

HSBC Investor Core Plus Fixed Income Portfolio                                        4,913,235
HSBC Investor International Equity Portfolio                                          6,663,759
HSBC Investor Opportunity Portfolio                                                   6,526,364
HSBC Investor High Yield Fixed Income Portfolio                                         659,844
HSBC Investor Value Portfolio                                                         6,823,370
HSBC Investor Growth Portfolio                                                        6,831,349

                                                                       SHARES
                                                                       ------
HSBC Investor Money Market Fund Class Y Shares*                       327,142           327,142

TOTAL INVESTMENTS - 100.2%                                                           32,745,063
                                                                                     ==========



------------
Percentages indicated are based on net assets of $32,693,245.

* Cost for HSBC Money Market Fund Class Y is $327,142.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (99.9%)



                                                                                      VALUE($)
                                                                                      --------
HSBC Investor Core Plus Fixed Income Portfolio                                        8,789,715
HSBC Investor International Equity Portfolio                                          5,158,287
HSBC Investor Opportunity Portfolio                                                   3,704,750
HSBC Investor High Yield Fixed Income Portfolio                                       1,702,576
HSBC Investor Value Portfolio                                                         6,036,387
HSBC Investor Growth Portfolio                                                        6,379,193


                                                                         SHARES
                                                                         ------
HSBC Investor Money Market Fund Class Y Shares*                        2,025,351      2,025,351
                                                                                     ----------

TOTAL INVESTMENTS--99.9%                                                             33,796,259
                                                                                     ==========



------------
Percentages indicated are based on net assets of $33,818,908.

*Cost for the HSBC Money Market Fund Class Y is $2,025,351.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (100.3%)

                                                                                       VALUE($)
                                                                                       --------

HSBC Investor Core Plus Fixed Income Portfolio                                         2,141,656
HSBC Investor International Equity Portfolio                                             871,421
HSBC Investor Opportunity Portfolio                                                      341,379
HSBC Investor Intermediate Duration Fixed Income Portfolio                               256,752
HSBC Investor High Yield Fixed Income Portfolio                                          690,296
HSBC Investor Value Portfolio                                                          1,189,718
HSBC Investor Growth Portfolio                                                         1,276,188


                                                                        SHARES
                                                                        ------
HSBC Investor Money Market Fund Class Y Shares*                         1,795,720      1,795,720
                                                                                       ---------

TOTAL INVESTMENTS- 100.3%                                                              8,563,130
                                                                                       =========


------------
Percentages indicated are based on net assets of $8,536,441.

* Cost for the HSBC Money Market Fund Class Y is $1,795,720.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (100.5%)


                                                                                            VALUE($)
                                                                                            --------

HSBC Investor Core Plus Fixed Income Portfolio                                                395,168
HSBC Investor International Equity Portfolio                                                  107,194
HSBC Investor Intermediate Duration Fixed Income Portfolio                                    657,980
HSBC Investor High Yield Fixed Income Portfolio                                               265,354
HSBC Investor Value Portfolio                                                                 209,068
HSBC Investor Growth Portfolio                                                                209,313


                                                                           Shares
                                                                           ------
HSBC Investor Money Market Fund Class Y Shares*                            789,092            789,092
                                                                                            ---------

TOTAL INVESTMENTS--100.5%                                                                   2,633,169
                                                                                            =========


------------
Percentages indicated are based on net assets of $2,620,248.

*Cost for the HSBC Money Market Fund Class Y is $789,092.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)



                                                      Shares or
                                                      Principal
                                                       Amount ($)    Value ($)
                                                       ----------    ---------
MUNICIPAL BONDS - 96.2%
New York - 85.0%
Buffalo New York Fiscal
  Stability Authority Sales
  Tax & State Aid Revenue,
  5.25%, 8/15/13, (MBIA
  Insured)                                             500,000           537,055
Corning City New York School
  District GO, 5.00%,
  6/15/09, (FSA Insured)                               790,000           808,375
Long Island Power Authority
  Electrical Systems Revenue,
  5.00%, 12/1/22, Callable
  12/1/16 @ 100                                        500,000           525,465
Metropolitan Transportation
Authority Revenue
   5.00%, 11/15/32, (FSA
   Insured), Callable
   11/15/12 @ 100                                    1,625,000         1,672,190
   5.25%, 11/15/11                                   1,000,000         1,053,590
   5.50%, 1/1/19, (MBIA
   Insured), Callable 7/1/12
   @ 100                                               480,000           512,050
   5.50%, 11/15/19, (FGIC
   Insured)                                          1,000,000         1,124,760
   5.75%, 7/1/13, Escrowed to
   Maturity                                            285,000           301,410
Monroe County Airport
Authority Revenue
   5.63%, 1/1/10, AMT, (MBIA
   Insured)                                          1,240,000         1,287,380
   5.75%, 1/1/14, AMT, (MBIA
   Insured)                                            750,000           816,525
New York City GO
   5.00%, 8/1/14                                       200,000           212,082
   5.00%, 8/1/15                                       325,000           345,852
   5.00%, 8/1/17                                       500,000           533,145
   5.25%, 8/1/11                                     1,000,000         1,052,130
   6.00%, 8/1/14, Callable
   8/1/07 @ 101                                         55,000            55,644
New York City Housing
  Development Corp. Revenue,
  5.60%, 11/1/19, AMT,
  Callable 11/1/09 @101                                100,000           102,044
New York City IDA Civic
  Facility Revenue, USTA
  National Tennis Center,
  5.00%, 11/15/19, (FSA
  Insured), Callable 5/1/13 @100                     1,000,000         1,043,280
New York City IDA Revenue,
  Queens Baseball Stadium,
  5.00%, 1/1/18, (AMBAC
  Insured), Callable 1/1/17 @100                       550,000           587,444
New York City IDA Special
  Facility Revenue, Terminal
  One Group Association,
  5.00%, 1/1/09, AMT                                 1,000,000         1,015,120
New York City Municipal Water
Finance Authority
   5.00%, 6/15/34, Callable
   6/15/13 @ 100                                     1,250,000         1,281,550
   5.00%, 6/15/36, Callable
   12/15/14 @ 100                                    1,000,000         1,029,760
New York City Transitional
Finance Authority Building
Aid Revenue
   5.00%, 7/15/18, (FGIC
   Insured), Callable 1/15/17
   @ 100                                               550,000           588,242
   5.00%, 7/15/36, (FGIC
   Insured), Callable 1/15/17
   @ 100                                             1,000,000         1,040,490
New York City Transitional
Finance Authority Revenue
   5.25%, 5/1/17, Callable
   5/1/11 @ 100                                        400,000           418,036
   5.25%, 2/1/29, Callable
   2/1/11 @ 100                                      1,540,000         1,603,309
New York State Dormitory
  Authority Revenue, 5.50%,
  8/15/17, (FGIC Insured),
  Callable 9/10/07 @ 102                               125,000           127,543
New York State Dormitory
  Authority Revenue, Cooper
  Union, 6.00%, 7/1/19, (MBIA
  Insured), Callable 7/1/09 @ 101                      350,000           368,078
New York State Dormitory
  Authority Revenue,
  Department of Health,
  5.25%, 7/1/16, Callable
  7/1/14 @ 100                                         500,000           533,065
New York State Dormitory
  Authority Revenue, Fashion
  Institute, 5.25%, 7/1/22,
  (FGIC Insured)                                     1,250,000         1,381,162
New York State Dormitory
  Authority Revenue, Master
  Boces PG, Master Boces PG,
  5.25%, 8/15/19, (FSA
  Insured), Callable 8/15/12
  @ 100                                              1,000,000         1,053,250
New York State Dormitory
Authority Revenue, Mental
Health
   5.00%, 2/15/15, (FGIC
   Insured)                                          1,245,000         1,325,153
   6.50%, 8/15/11                                      225,000           246,134
New York State Dormitory
  Authority Revenue, New York
  Presbyterian Hospital,
  5.50%, 8/1/10, (AMBAC
  Insured)                                             750,000           784,095
New York State Dormitory
  Authority Revenue, New York
  University, 5.50%, 7/1/18,
  (AMBAC Insured)                                      500,000           559,220
New York State Dormitory
  Authority Revenue, NYSARC,
  Inc., 5.25%, 7/1/18, (FSA
  Insured), Callable 7/1/12 @ 101                    1,460,000         1,547,994
New York State Dormitory
  Authority Revenue,
  Rockefeller University,
  5.25%, 7/1/13, Callable
  7/1/08 @ 101                                         500,000           511,560
New York State Dormitory
  Authority Revenue, Sloan
  Kettering Institute, 5.50%,
  7/1/23, (MBIA Insured)                             1,300,000         1,467,167
New York State Dormitory
  Authority Revenue, St.
  Johns University, 5.00%,
  7/1/24, (MBIA Insured),
  Callable 7/1/17 @ 100                              1,000,000         1,056,820
New York State Dormitory
  Authority Revenue, State
  Personal Income Tax
  Revenue, 5.00%, 3/15/23,
  Callable 3/15/15 @ 100                             1,000,000         1,045,700
New York State Dormitory
  Authority Revenue,
  University of Rochester,
  5.00%, 7/1/22, Callable
  1/1/17 @100                                          500,000           526,060


New York State Environmental
Facilities Corp.
   5.70%, 1/15/14,
   Prerefunded 7/15/09 @ 101                                      570,000      597,360
   5.70%, 1/15/14                                                  15,000       15,720
   5.70%, 1/15/14, Callable
   7/15/09 @ 101                                                  415,000      433,571
New York State Environmental
  Facilities Corp. State
  Personal Income Tax
  Revenue, 5.00%, 12/15/16                                        500,000      539,590
New York State Mortgage
  Agency Revenue, 5.60%,
  10/1/14, AMT, Callable
  9/1/07 @ 101.5                                                1,000,000    1,015,630
New York State Municipal Bond
  Bank Revenue, 5.50%,
  12/1/12                                                         850,000      915,841
New York State Thruway
Authority Revenue, Personal
Income Tax Revenue
   5.00%, 3/15/13, (FSA
   Insured)                                                       645,000      681,817
   5.00%, 3/15/19, (MBIA
   Insured), Callable 3/15/13
   @ 100                                                        1,400,000    1,459,066
   5.00%, 3/15/21, (MBIA
   Insured), Callable 3/15/13
   @ 100                                                          500,000      521,095
   5.50%, 3/15/20,
   Prerefunded 3/15/12 @ 100                                      500,000      536,355
New York State Thruway
Authority Revenue, Second
General Highway & Bridge
   5.00%, 4/1/22, (MBIA
   Insured), Callable 4/1/14
   @ 100                                                        1,000,000    1,046,630
   5.50%, 4/1/17, (FGIC
   Insured), Callable 4/1/11
   @ 101                                                        1,000,000    1,068,810
New York State Thruway
  Authority Revenue, Service
  Contract Revenue, 5.50%,
  4/1/11                                                        1,000,000    1,057,440
New York State Urban
Development Corp. Revenue
  Series B
   5.00%, 3/15/21, (FSA
   Insured), Callable 3/15/15
   @100                                                         1,000,000    1,051,500
   5.13%, 1/1/22, Callable
   7/1/14 @ 100                                                   885,000      927,710
   5.13%, 1/1/25, Prerefunded
   1/1/11 @ 100                                                   175,000      182,758
   5.75%, 4/1/12                                                  500,000      537,435
  Series A
   6.50%, 1/1/09, (MBIA
   Insured)                                                       500,000      518,780
Onondaga County, Water
Authority Revenue
   5.00%, 9/15/14, (FSA
   Insured), Callable 9/15/10
   @ 101                                                          300,000      313,278
   5.00%, 9/15/15, (FSA
   Insured), Callable 9/15/10
   @ 101                                                          665,000      693,429
Port Authority of New York &
New Jersey Revenue
   5.00%, 9/1/27, Callable
   9/1/13 @ 100                                                   795,000      821,116
   5.38%, 3/1/28                                                1,100,000    1,224,476
Port Authority of New York &
  New Jersey Special
  Obligation Revenue, 5.75%,
  12/1/22, AMT, (MBIA
  Insured), Callable 12/1/07
  @ 102                                                           500,000      512,550
Suffolk County, New York GO
   5.25%, 5/1/12, (FSA
   Insured)                                                       515,000      547,903
   5.25%, 5/1/15, (FSA
   Insured)                                                       100,000      109,039
Syracuse Industrial
  Development Agency Revenue,
  5.00%, 1/1/36, AMT, (Credit
  Support XLCA), Callable
  1/1/17 @ 100                                                  1,000,000    1,022,580
Tobacco Settlement Financing
  Corp., 5.50%, 6/1/21,
  Callable 6/1/13 @ 100                                         1,000,000    1,066,050
Webster, Central School
  District GO, 5.00%,
  6/15/14, (FSA Insured)                                          500,000      532,265
White Plains New York, 5.00%,
  5/15/17, (MBIA Insured)                                         300,000      323,985
Yonkers New York, Series E,
  5.00%, 12/1/14, (MBIA
  Insured)                                                        750,000      798,787
                                                                            ----------
                                                                            53,152,495
                                                                            ----------
Puerto Rico - 11.2%
Puerto Rico Commonwealth,
Highway & Transportation
Authority Grant Antic Revenue
   5.00%, 9/15/17, (MBIA
   Insured), Callable 3/15/14
   @ 100                                                        1,000,000    1,058,700
   5.00%, 7/1/35, Prerefunded
   7/01/15 @ 100                                                1,340,000    1,438,584
Puerto Rico Electric Power
  Authority Power Revenue,
  5.25%, 7/1/22, (MBIA
  Insured)                                                       1,000,000   1,107,260
Puerto Rico Municipal Finance
  Agency Revenue, 5.00%,
  8/1/12                                                          995,000    1,035,894
Puerto Rico Public Buildings
  Authority Revenue
  Guaranteed, 5.25%, 7/1/33,
  Callable 7/1/14 @ 100                                           700,000      730,037
Puerto Rico Public Finance
Corp. Revenue
   5.25%, 8/1/29, (MBIA
   Insured), Callable 7/1/10
   @ 101                                                        1,000,000    1,056,070
   5.38%, 6/1/18, (AMBAC
   Insured)                                                       500,000      553,900
                                                                            ----------
                                                                             6,980,445
                                                                            ----------

TOTAL MUNICIPAL BONDS
(Cost $58,771,804)                                                          60,132,940
                                                                            ----------

INVESTMENT COMPANIES -- 4.0%
BlackRock Liquidity New York
  Money Fund Portfolio
  Institutional Shares  (a)                                     2,462,076    2,462,076


Northern Institutional
  Diversified Asset
  Portfolio  (a)                                             4,413         4,413
                                                                      ----------

TOTAL INVESTMENT COMPANIES
(Cost $2,466,489)                                                      2,466,489
                                                                      ----------
TOTAL INVESTMENTS (COST $61,238,293) -- 100.2%                        62,599,429
                                                                      ==========


         Percentages indicated are based on net assets of $62,493,855.

(a) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

AMBAC    American Municipal Bond Assurance Corp.

AMT Interest on security is subject to federal alternative minimum tax

FGIC     Financial Guaranty Insurance Co.

FSA      Financial Security Assurance

GO       General Obligation

MBIA     Municipal Bond Insurance Association

XLCA     XL Capital Assurance


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)



                                          SHARES     VALUE ($)
                                          ------     ---------
COMMON STOCKS - 99.0%
ADVERTISING - 1.5%
Lamar Advertising Co.                     12,000       714,360
                                                   ------------
                                                       714,360
                                                   ------------
AEROSPACE & DEFENSE - 4.4%
The Boeing Co.                            10,500     1,086,015
United Technologies Corp.                 14,500     1,058,065
                                                   ------------
                                                     2,144,080
                                                   ------------
AUTOMOTIVE & TRANSPORT - 10.7%
BorgWarner, Inc.                          17,000     1,469,650
DaimlerChrysler AG                         8,500       771,375
FedEx Corp.                                4,600       509,404
Johnson Controls, Inc.                     8,500       961,775
PACCAR, Inc.                              18,000     1,472,760
                                                   ------------
                                                     5,184,964
                                                   ------------
CHEMICALS - 5.6%
Ecolab, Inc.                              25,500     1,073,805
Monsanto Co.                              17,000     1,095,650
Sigma-Aldrich Corp.                       12,000       543,840
                                                   ------------
                                                     2,713,295
                                                   ------------
COMPUTER SOFTWARE - 6.8%
CheckFree Corp. (a)                       12,000       442,080
Electronic Arts, Inc. (a)                 22,000     1,070,080
Intuit, Inc. (a)                          16,000       458,240
Microsoft Corp.                           45,000     1,304,550
                                                   ------------
                                                     3,274,950
                                                   ------------
COMPUTERS - 9.3%
Apple Computer, Inc. (a)                  23,000     3,030,480
Hewlett-Packard Co.                       16,000       736,480
Intel Corp.                               31,000       732,220
                                                   ------------
                                                     4,499,180
                                                   ------------
CONSUMER PRODUCTS - 3.7%
Nike, Inc., Class B                       22,000     1,241,900
PepsiCo, Inc.                              8,000       524,960
                                                   ------------
                                                     1,766,860
                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 16.6%
Caterpillar, Inc.                         20,000     1,576,000
Donaldson Co., Inc.                       20,500       745,995
Jacobs Engineering Group,
  Inc. (a)                                28,500     1,756,455
Kennametal, Inc.                          15,600     1,195,896
Plum Creek Timber Co., Inc.               24,000       932,640
Tyco Electronics Ltd. (a)                 19,000       680,580
W. W. Grainger, Inc.                      13,000     1,135,680
                                                   ------------
                                                     8,023,246
                                                   ------------
FINANCIAL SERVICES - 12.8%
American Express Co.                      20,000     1,170,800
Ameriprise Financial, Inc.                18,000     1,084,860
BlackRock, Inc., Class A                   3,490       556,655
CME Group, Inc.                            2,700     1,491,750
JP Morgan Chase & Co.                     10,000       440,100
T. Rowe Price Group, Inc.                 14,000       729,820
The Charles Schwab Corp.                  36,000       724,680
                                                   ------------
                                                     6,198,665
                                                   ------------
HEALTH CARE - 1.4%
Zimmer Holdings, Inc. (a)                  8,500       660,960
                                                   ------------
                                                       660,960
                                                   ------------
HOTELS & LODGING - 2.6%
Host Hotels & Resorts, Inc.               19,960       421,555
Las Vegas Sands Corp. (a)                  9,500       828,875
                                                   ------------
                                                     1,250,430
                                                   ------------
INTERNET RELATED - 2.4%
Google, Inc., Class A (a)                  2,250     1,147,500
                                                   ------------
                                                     1,147,500
                                                   ------------
MEDIA - 4.6%
McGraw-Hill Cos., Inc.                    25,000     1,512,500
The Walt Disney Co.                       22,000       726,000
                                                   ------------
                                                     2,238,500
                                                   ------------
MOTOR VEHICLES - 1.5%
Harley-Davidson, Inc.                     13,000       745,160
                                                   ------------
                                                       745,160
                                                   ------------
OIL & GAS - 4.3%
Schlumberger Ltd.                         12,600     1,193,472
Suncor Energy, Inc., ADR                  10,000       904,700
                                                   ------------
                                                     2,098,172
                                                   ------------
RESTAURANTS - 1.0%
Starbucks Corp. (a)                       18,000       480,240
                                                   ------------
                                                       480,240
                                                   ------------
RETAIL - 4.4%
Nordstrom, Inc.                           18,500       880,230
Walgreen Co.                              17,000       751,060
Whole Foods Market, Inc.                  13,000       481,520
                                                   ------------
                                                     2,112,810
                                                   ------------
TELECOMMUNICATIONS - 4.1%
QUALCOMM, Inc.                            17,500       728,875
Verizon Communications, Inc.              30,000     1,278,600
                                                   ------------
                                                     2,007,475
                                                   ------------
TRANSPORTATION - 1.3%
Expeditors International of
  Washington, Inc.                        14,100       629,988
                                                   ------------
                                                       629,988
                                                   ------------

TOTAL COMMON STOCKS
(COST $35,820,383)                                  47,890,835
                                                   ------------
INVESTMENT COMPANY - 1.0%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03%
  (b)                                    510,815       510,815
                                                   ------------

TOTAL INVESTMENT COMPANY
(COST $510,815)                                        510,815
                                                   ------------
TOTAL INVESTMENTS (COST $36,331,198) -- 100.0%      48,401,650
                                                   ============


       Percentages indicated are based on net assets of $48,393,329.

(a)    Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR    American Depositary Receipt


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MID-CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)



                                                           SHARES      VALUE ($)
                                                           ------      ---------
COMMON STOCKS - 97.4%
ADVERTISING - 0.8%
Lamar Advertising Co.                                        4,500       267,885
                                                                       ---------
                                                                         267,885
                                                                       ---------
AEROSPACE & DEFENSE - 2.3%
L-3 Communications Holdings,
  Inc.                                                       7,600       741,456
                                                                       ---------
                                                                         741,456
                                                                       ---------
AGRICULTURAL CHEMICALS - 1.2%
Syngenta AG ADR                                             10,650       401,399
                                                                       ---------
                                                                         401,399
                                                                       ---------
AUCTION HOUSE/ART DEALER - 0.5%
Ritchie Brothers Auctioneers,
  Inc. ADR                                                   2,600       169,520
                                                                       ---------
                                                                         169,520
                                                                       ---------
BANKING - 2.5%
Compass Bancshares, Inc.                                     5,750       398,360
HDFC Bank Ltd. ADR                                           5,000       433,050
                                                                       ---------
                                                                         831,410
                                                                       ---------
BIOTECHNOLOGY - 0.4%
Vertex Pharmaceuticals, Inc.
  (a)                                                        3,600       116,280
                                                                       ---------
                                                                         116,280
                                                                       ---------
BUSINESS SERVICES - 0.9%
Fidelity National Information
  Services, Inc.                                             5,800       287,854
                                                                       ---------
                                                                         287,854
                                                                       ---------
COMMUNICATIONS - 2.0%
CommScope, Inc. (a)                                         12,100       658,603
                                                                       ---------
                                                                         658,603
                                                                       ---------
COMPUTER SERVICES - 3.9%
Cognizant Technology
  Solutions Corp. (a)                                        5,750       465,635
IHS, Inc. (a)                                                7,200       341,424
Wright Express Corp. (a)                                    14,400       490,464
                                                                       ---------
                                                                       1,297,523
                                                                       ---------
COMPUTER SOFTWARE - 2.5%
Akamai Technologies, Inc. (a)                                6,550       222,438
Blackbaud, Inc.                                             17,200       360,168
NAVTEQ Corp. (a)                                             4,600       248,998
                                                                       ---------
                                                                         831,604
                                                                       ---------
COMPUTERS - 1.1%
Logitech International S.A.
  (a)                                                       12,900       344,430
                                                                       ---------
                                                                         344,430
                                                                       ---------
CONSTRUCTION & ENGINEERING - 2.3%
McDermott International, Inc.
  (a)                                                        9,125       756,827
                                                                       ---------
                                                                         756,827
                                                                       ---------
CONSUMER DISCRETIONARY - 1.0%
Sotheby's Holdings, Inc.                                     7,600       324,900
                                                                       ---------
                                                                         324,900
                                                                       ---------
CONSUMER PRODUCTS - 1.9%
Jarden Corp. (a)                                             8,750       316,137
Polo Ralph Lauren Corp.                                      3,400       303,790
                                                                       ---------
                                                                         619,927
                                                                       ---------
CORRECTIONAL INSTITUTIONS - 1.2%
Corrections Corp. of America
  (a)                                                       13,550       390,918
                                                                       ---------
                                                                         390,918
                                                                       ---------
DIVERSIFIED MANUFACTURING OPERATIONS - 2.2%
Emcor Group, Inc. (a)                                       20,350       730,565
                                                                       ---------
                                                                         730,565
                                                                       ---------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 4.3%
FormFactor, Inc. (a)                                         6,700       257,213
Itron, Inc. (a)                                              7,150       567,924
Microchip Technology, Inc.                                   8,125       295,019
Veeco Instruments, Inc. (a)                                 15,925       291,428
                                                                       ---------
                                                                       1,411,584
                                                                       ---------
ENERGY - 0.9%
Core Laboratories N.V. (a)                                   2,750       295,983
                                                                       ---------
                                                                         295,983
                                                                       ---------
ENVIRONMENTAL SERVICES - 1.8%
Stericycle, Inc. (a)                                        12,600       604,044
                                                                       ---------
                                                                         604,044
                                                                       ---------
FINANCIAL SERVICES - 9.5%
Affiliated Managers Group,
  Inc. (a)                                                   5,050       570,650
Axis Capital Holdings Ltd.                                  13,250       488,262
BlackRock, Inc., Class A                                     2,575       410,712
CME Group, Inc.                                                800       442,000
Eaton Vance Corp.                                            5,350       223,951
iStar Financial, Inc.                                        5,650       205,265
Jones Lang LaSalle, Inc.                                     4,000       439,120
RAIT Investment Trust                                        8,650        89,614
Zions Bancorporation                                         3,450       257,198
                                                                       ---------
                                                                       3,126,772
                                                                       ---------
FOOD & BEVERAGE - 2.2%
Flowers Foods, Inc.                                         21,150       433,575
United Natural Foods, Inc. (a)                              10,450       284,553
                                                                       ---------
                                                                         718,128
                                                                       ---------
FUNERAL SERVICES - 1.1%
Service Corp. International                                 29,300       355,116
                                                                       ---------
                                                                         355,116
                                                                       ---------
HEALTH CARE - 9.0%
BioMarin Pharmaceuticals,
  Inc. (a)                                                   9,600       173,376
CYTYC Corp. (a)                                              9,225       388,372
DaVita, Inc. (a)                                             4,750       251,465
Express Scripts, Inc. (a)                                    4,350       218,066
Hologic, Inc. (a)                                            5,375       278,425
Laboratory Corp. of America
  Holdings (a)                                               4,925       363,711
Psychiatric Solutions, Inc.
  (a)                                                        8,600       293,174
ResMed, Inc. (a)                                             7,800       335,244
Techne Corp. (a)                                             1,225        68,919
VCA Antech, Inc. (a)                                        15,050       592,067
                                                                       ---------
                                                                       2,962,819
                                                                       ---------
INDUSTRIAL MANUFACTURING - 2.6%
FMC Corp.                                                    5,000       445,650



Mobile Mini, Inc. (a)                                       14,450       412,836
                                                                      ----------
                                                                         858,486
                                                                      ----------
INSURANCE - 1.1%
Proassurance Corp. (a)                                       7,300       360,474
                                                                      ----------
                                                                         360,474
                                                                      ----------
LEISURE - 2.5%
Penn National Gaming, Inc. (a)                              14,200       816,500
                                                                      ----------
                                                                         816,500
                                                                      ----------
MACHINERY - 1.9%
Oshkosh Truck Corp.                                         10,925       625,456
                                                                      ----------
                                                                         625,456
                                                                      ----------
MATERIALS - 2.9%
Airgas, Inc.                                                11,650       544,055
Praxair, Inc.                                                5,225       400,339
                                                                      ----------
                                                                         944,394
                                                                      ----------
METAL PROCESSORS & FABRICATION - 1.1%
Carpenter Technology Corp.                                   3,150       373,874
                                                                      ----------
                                                                         373,874
                                                                      ----------
MORTGAGE - 1.0%
The PMI Group, Inc.                                          9,425       321,110
                                                                      ----------
                                                                         321,110
                                                                      ----------
OIL & GAS - 8.8%
Chesapeake Energy Corp.                                     11,275       383,801
National-Oilwell, Inc. (a)                                   7,650       918,841
Oil States International,
  Inc. (a)                                                   5,775       252,599
Superior Energy Services,
  Inc. (a)                                                   9,950       401,184
Tetra Technologies, Inc. (a)                                 7,900       219,699
Weatherford International
  Ltd. (a)                                                   3,334       184,470
XTO Energy, Inc.                                             9,908       540,283
                                                                      ----------
                                                                       2,900,877
                                                                      ----------
RETAIL - 5.1%
Dick's Sporting Goods, Inc.
  (a)                                                        9,425       529,968
GameStop Corp., Class A (a)                                 20,350       821,122
Jos. A. Bank Clothiers, Inc.
  (a)                                                        9,637       332,477
                                                                      ----------
                                                                       1,683,567
                                                                      ----------
SPECIALTY RETAIL - 1.7%
Penske Automotive Group, Inc.                                9,500       185,060
Tiffany & Co.                                                7,925       382,381
                                                                      ----------
                                                                         567,441
                                                                      ----------
TELECOMMUNICATIONS - 3.9%
Crown Castle International
  Corp. (a)                                                 12,195       442,069
j2 Global Communications,
  Inc. (a)                                                  16,375       534,480
NII Holdings, Inc., Class B
  (a)                                                        3,475       291,969
                                                                      ----------
                                                                       1,268,518
                                                                      ----------
TRANSPORTATION - 2.0%
American Commercial Lines,
  Inc. (a)                                                  14,600       323,390
Old Dominion Freight Line,
  Inc. (a)                                                  11,037       318,528
                                                                      ----------
                                                                         641,918
                                                                      ----------
UTILITIES - 5.1%
Equitable Resources, Inc.                                   13,475       634,807
ITC Holdings Corp.                                          10,050       422,603
Northeast Utilities                                         22,600       617,884
                                                                      ----------
                                                                       1,675,294
                                                                      ----------
WIRE & CABLE PRODUCTS - 2.2%
General Cable Corp. (a)                                      9,200       731,400
                                                                      ----------
                                                                         731,400
                                                                      ----------

TOTAL COMMON STOCKS
(COST $23,381,477)                                                    32,014,856
                                                                      ----------
INVESTMENT COMPANIES - 2.6%
MidCap S&P Depositary Receipt
  Trust Series 1                                             4,800       743,712
Northern Institutional
  Diversified Asset
  Portfolio, 5.03%  (b)                                    106,444       106,444

TOTAL INVESTMENT COMPANIES
(COST $887,202)                                                          850,156
                                                                      ----------
TOTAL INVESTMENTS (COST $24,268,679) -- 100.0%                        32,865,012
                                                                      ==========



       Percentages indicated are based on net assets of $32,869,981.

(a)    Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR    American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)




                                                      SHARES OR
                                                      PRINCIPAL
                                                      AMOUNT ($)    VALUE ($)
                                                      ----------    ---------
VARIABLE RATE DEMAND NOTES - 76.0%
CALIFORNIA - 76.0%
ABAG Finance Authority For
  Nonprofit Corps.
  Certificate of
  Participation, 3.58%,
  8/1/23, (Credit Support
  AMBAC, SPA Bayerische
  Landesbank) (a)                                      3,800,000       3,800,000
ABAG Finance Authority For
  Nonprofit Corps. Revenue,
  3.53%, 3/1/37, (LOC Bank of
  America N.A.) (a)                                    1,500,000       1,500,000
Alameda Contra Costa Schools
  Financing Authority
  Revenue, 3.56%, 7/1/18,
  (LOC Bank of Nova Scotia)
  (a)                                                  1,300,000       1,300,000
California Economic
  Development Financing
  Authority Industrial
  Development Revenue, 3.66%,
  5/1/23, AMT, (LOC Wells
  Fargo Bank N.A.) (a)                                 1,440,000       1,440,000
California Health Facilities
Financing Authority Revenue
   3.61%, 9/1/28, (Credit
   Support MBIA, SPA
   California State Teachers
   Retirement) (a)                                     3,800,000       3,800,000
   3.54%, 7/1/33, (LOC Bank
   of America N.A.) (a)                                2,000,000       2,000,000
   3.54%, 7/1/35, (LOC Bank
   of America N.A.) (a)                                1,400,000       1,400,000
California Housing Finance
Agency Revenue
   3.70%, 8/1/21, AMT,
   (Credit Support FSA, SPA
   Bank of New York) (a)                               1,000,000       1,000,000
   3.61%, 8/1/22, AMT,
   (Credit Support FSA, SPA
   Dexia Credit Local) (a)                             3,600,000       3,600,000
   3.71%, 8/1/23, AMT,
   (Credit Support AMBAC, SPA
   Lloyds TSB Bank plc) (a)                            1,890,000       1,890,000
   3.71%, 8/1/32, AMT,
   (Credit Support AMBAC, SPA
   Lloyds TSB Bank plc) (a)                            2,000,000       2,000,000
California Infrastructure &
Economic Development Bank
Revenue
   3.53%, 4/1/08, (Credit
   Support MBIA, SPA Bank of
   America, J.P. Morgan Chase
   Bank) (a)                                           1,000,000       1,000,000
   3.61%, 6/1/25, AMT, (LOC
   Mellon Bank N.A.) (a)                               1,000,000       1,000,000
California Pollution Control
  Financing Authority
  Revenue, 3.63%, 11/1/26,
  (LOC Bank One N.A.) (a)                              4,700,000       4,700,000
California School Facilities
  Financing Corp. Certificate
  of Participation, 3.53%,
  7/1/22, (LOC Allied Irish
  Bank plc) (a)                                        3,300,000       3,300,000
California State Department
of Water Resources Power
Supply Revenue
   3.54%, 5/1/11, (LOC Bank
   of Nova Scotia) (a)                                 1,600,000       1,600,000
   3.54%, 5/1/11, (LOC Lloyds
   TSB Bank plc) (a)                                     900,000         900,000
   3.54%, 5/1/16, (LOC FSA,
   SPA Morgan Stanley Bank)
   (a)                                                 1,000,000       1,000,000
   3.62%, 5/1/20, (LOC J.P.
   Morgan Chase Bank, Societe
   Generale) (a)                                       2,500,000       2,500,000
   3.53%, 5/1/22, (LOC
   Bayerische Landesbank) (a)                          5,000,000       5,000,000
   3.55%, 5/1/22, (Credit
   Support AMBAC, SPA
   Westdeutsche Landesbank)
   (a)                                                 5,200,000       5,200,000
   3.55%, 5/1/22, (LOC Bank
   of New York) (a)                                    2,075,000       2,075,000
California State GO
  Kindergarten University,
  Series B5
   3.54%, 5/1/34, (LOC
   Citibank N.A., State
   Street B&T Co., National
   Australia Bank) (a)                                 1,075,000       1,075,000
  Kindergarten University,
  Series B2
   3.63%, 5/1/34, (LOC
   Citibank N.A., State
   Street B&T Co., National
   Australia Bank) (a)                                 5,200,000       5,200,000
  Series A-1
   3.55%, 5/1/40, (LOC Fortis
   Bank SA/NV) (a)                                     3,400,000       3,400,000
California Statewide
  Communities Development
  Authority Multi-family
  Revenue, 3.62%, 6/1/36,
  AMT, (Credit Support FNMA)
  (a)                                                  5,000,000       5,000,000
California Statewide
Communities Development
Authority Revenue
   3.61%, 7/1/34, (LOC Bank
   Of America N.A.) (a)                                4,725,000       4,725,000
   3.54%, 12/1/36, (LOC Bank
   of New York) (a)                                    5,000,000       5,000,000
Corona-Norco Unified School
  District Certificate of
  Participation, 3.53%,
  11/1/30, (LOC FSA, SPA
  Dexia Credit Local) (a)                              1,000,000       1,000,000
Grant Joint Union High School
District Certificates of
Participation
   3.53%, 12/1/38, (LOC FSA,
   SPA Dexia Credit Local) (a)                         3,000,000       3,000,000
   3.53%, 6/1/41, (Credit
   Support FSA, SPA Dexia
   Credit Local) (a)                                   5,000,000       5,000,000
Irvine Public Facilities &
Infrastructure Authority
Lease Revenue
   3.58%, 11/1/10, (LOC State
   Street B&T Co.) (a)                                 1,090,000       1,090,000
   3.58%, 11/1/10, (LOC State
   Street B&T Co.) (a)                                 1,235,000       1,235,000
Los Angeles California
  Certificate of
  Participation, 3.55%,
  8/1/21, (LOC Societe
  Generale) (a)                                        2,800,000       2,800,000
Los Angeles Community
  Redevelopment Agency
  Multi-family Housing
  Revenue, 3.71%, 10/15/38,
  AMT, (LOC Fleet National
  Bank) (a)                                            1,000,000       1,000,000


Los Angeles County Housing
  Authority Multi-family
  Housing Revenue, Canyon
  Country Villas Project,
  3.51%, 12/1/07, (Credit
  Support FHLMC) (a)                                   4,000,000       4,000,000
M-S-R Public Power Agency San
  Juan Project Revenue,
  3.60%, 7/1/22, (Credit
  Support MBIA, SPA Bank One
  N.A.) (a)                                            4,600,000       4,600,000
Modesto California
  Multi-family Housing
  Revenue, 3.56%, 5/15/31,
  (Credit Support FNMA) (a)                            1,470,000       1,470,000
Ontario Industrial
  Development Authority
  Revenue, 3.62%, 4/1/15,
  (LOC Bank Of America N.A.)
  (a)                                                  2,000,000       2,000,000
Perris California Unified
  High School District
  Certificate of
  Participation, 3.53%,
  9/1/18, (Credit Support
  FSA, SPA Dexia Credit
  Local) (a)                                           1,670,000       1,670,000
Riverside County California
  Certificates of
  Participation, 3.45%,
  12/1/15, (LOC State Street
  B&T Co.) (a)                                         1,600,000       1,600,000
Sacramento County California
  Special Facilities Airport
  Revenue, 3.61%, 11/1/28,
  AMT, (LOC Bank of America
  NT & SA) (a)                                         1,000,000       1,000,000
San Mateo County Joint Powers
  Financing Authority Lease
  Revenue, 3.52%, 4/1/39,
  (LOC Depfa Bank) (a)                                 1,500,000       1,500,000
San Mateo County Multi-family
  Housing Authority Revenue,
  3.65%, 7/1/17, AMT, (LOC
  Wells Fargo Bank N.A.) (a)                           1,200,000       1,200,000
Santa Clara County - El
Camino District Hospital
Facilities Authority Revenue
  ACES-Lease-Valley Medical
  Center Project, Series B
   3.57%, 8/1/15, (LOC State
   Street B&T Co.) (a)                                 5,000,000       5,000,000
  ACES-Lease-Valley Medical
  Center Project, Series A
   3.57%, 8/1/15, (LOC State
   Street B&T Co.) (a)                                10,000,000      10,000,000
Snowline Joint Unified School
  District Certificates of
  Participation, 3.53%,
  9/1/22, (Credit Support
  FSA, SPA Dexia Credit
  Local) (a)                                           2,000,000       2,000,000
Southern California Public
Power Authority Revenue
   3.53%, 7/1/09, (Credit
   Support AMBAC, SPA Morgan
   Guaranty Trust) (a)                                   795,000         795,000
   3.53%, 7/1/19, (Credit
   Support AMBAC, LOC Lloyds
   TSB Bank plc) (a)                                   9,300,000       9,300,000
   3.53%, 7/1/36, (Credit
   Support MBIA, SPA KBC Bank
   NV) (a)                                             5,000,000       5,000,000
Vernon Natural Gas Financing
  Agency Revenue, 3.53%,
  8/1/21, (LOC MBIA, SPA
  Citibank N.A.) (a)                                   3,000,000       3,000,000
                                                                     -----------

TOTAL VARIABLE RATE DEMAND NOTES
(COST $145,665,000)                                                  145,665,000
                                                                     -----------
TAX-FREE NOTES AND COMMERCIAL PAPER - 22.0%
CALIFORNIA - 22.0%
California State
  Infrastructure & Economic
  Development Bank Revenue,
  4.00%, 9/1/07, (Credit
  Support AMBAC)                                       1,450,000       1,450,778
California State University
  Institute, 3.64%, 9/7/07,
  (LOC State Street B&T, J.P.
  Morgan Chase Bank)                                   5,000,000       5,000,000
Los Angeles County California
  GO, 4.50%, 6/30/08                                   3,000,000       3,023,233
Port Of Oakland California,
  3.61%, 10/1/07, (LOC BNP
  Paribas, Lloyds TSB Bank)                            4,000,000       4,000,000
Riverside County California
  Teeter Financing Program,
  3.67%, 9/13/07, (LOC
  Citibank N.A.)                                       5,522,000       5,522,000
Riverside County California
  Transportation Commission,
  3.62%, 11/8/07, (LOC Bank
  Of America N.A.)                                     5,000,000       5,000,000
San Diego Regional Airport
  Authority, 3.67%, 8/15/07,
  (LOC BNP Paribas)                                    6,000,000       6,000,000
San Joaquin Transportation
  Authority Sales Tax
  Revenue, 3.70%, 3/13/08,
  (LOC Citibank N.A.)                                  3,000,000       3,000,000
San Jose California
  International Airport
  Revenue, 3.65%, 8/9/07,
  AMT, (LOC J.P. Morgan Chase
  Bank)                                                2,642,000       2,642,000
Ventura County California GO,
  4.50%, 7/1/08                                        3,000,000       3,023,570
Ventura County California
  Public Financing, 3.68%,
  11/15/07, (LOC Bank Of Nova
  Scotia)                                              3,550,000       3,550,000
                                                                     -----------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER
(COST $42,211,581)                                                    42,211,581
                                                                     -----------
INVESTMENT COMPANIES - 1.9%
BlackRock Provident
  California Institutional
  Shares, 3.41%, (b)                                   3,546,439       3,546,439


Northern Institutional Tax
  Exempt Portfolio, 3.29%,
  (b)                                                          0               0
                                                                     -----------

TOTAL INVESTMENT COMPANIES
(COST $3,546,439)                                                      3,546,439
                                                                     -----------
TOTAL INVESTMENTS (COST $191,423,020) -- 99.9%                       191,423,020
                                                                     ===========



         Percentages indicated are based on net assets of $191,572,620.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

AMBAC    American Municipal Bond Assurance Corp.

AMT Interest on security is subject to federal alternative minimum tax

FHLMC    Federal Home Loan Mortgage Corporation

FNMA     Federal National Mortgage Association

FSA      Financial Security Assurance

GO       General Obligation

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

PLC      Public Limited Co.

SPA      Standby Purchase Agreement


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT ($)    VALUE ($)
                                                       ----------    ---------
CORPORATE OBLIGATIONS - 35.1%
ASSET BACKED - 18.0%
Harrier Finance Funding LLC
   5.32%, 8/24/07(a)(b)                              100,000,000      99,999,375
   5.32%, 12/7/07(a)(b)                              100,000,000      99,996,483
   5.38%, 11/15/07(a)(b)                              50,000,000      50,006,536
K2 (USA) LLC
   5.33%, 9/28/07(a)(b)                               50,000,000      49,999,460
   5.34%, 6/13/08(a)(b)                               80,000,000      80,003,288
   5.34%, 6/20/08(a)(b)                               50,000,000      50,004,157
Links Finance LLC
   5.29%, 9/17/07(a)(b)                              100,000,000      99,998,719
   5.32%, 12/10/07(a)(b)                             100,000,000      99,992,807
   5.32%, 6/20/08(a)(b)                              100,000,000      99,991,114
Sigma Finance, Inc.
   5.33%, 12/14/07(a)(b)                              50,000,000      49,996,694
   5.33%, 10/16/07(a)(b)                             100,000,000      99,999,170
Stanfield Victoria Funding LLC
   5.31%, 7/15/08(a)(b)                              100,000,000      99,981,002
   5.32%, 12/17/07(a)(b)                              50,000,000      49,998,166
   5.32%, 1/25/08(a)(b)                               65,000,000      65,000,000
   5.32%, 3/3/08(a)(b)                                75,000,000      74,993,402
Whistlejacket Capital LLC
   5.31%, 5/15/08(a)(b)                               50,000,000      49,992,309
   5.32%, 10/19/07(a)(b)                              60,000,000      59,998,685
   5.32%, 1/28/08(a)(b)                              100,000,000      99,997,298
   5.33%, 6/23/08(a)(b)                               75,000,000      74,986,588
                                                                   -------------
                                                                   1,454,935,253
                                                                   -------------
BANKING - 9.7%
Bank of America Corp., 5.28%,
  2/22/08 (a)                                        125,000,000     125,000,000
Calyon, N.Y., 5.35%, 5/19/08
  (b)                                                 93,000,000      93,034,280

Lloyds TSB Group plc, 5.32%,
  9/5/08 (a)(b)                                      100,000,000     100,000,000
Rabobank Nederland NV, N.Y.,
  5.32%, 6/13/08 (a)(b)                              190,000,000     190,000,000
Royal Bank of Canada, N.Y.,
  5.31%, 4/2/08 (b)                                  100,000,000      99,998,127
Royal Bank of Scotland Group
  plc, 5.36%, 12/21/07 (a)(b)                         50,000,000      50,006,644
Svenska Handelsbanken, 5.29%,
  4/12/12 (a)(b)                                      75,000,000      75,000,000
Wells Fargo & Co., 5.35%,
  7/15/09 (a)                                         50,000,000      50,029,470
                                                                   -------------
                                                                     783,068,521
                                                                   -------------
BROKERAGE SERVICES - 3.1%
Goldman Sachs Group LP,
  5.37%, 12/6/07 (a)(c)                              100,000,000     100,000,000
Merrill Lynch & Co., 5.40%,
  8/1/08 (a)                                         150,000,000     150,000,000
                                                                   -------------
                                                                     250,000,000
                                                                   -------------
FINANCE - 4.3%
General Electric Capital
  Corp., 5.41%, 1/15/08 (a)                          100,000,000     100,040,215
Toyota Motor Credit Corp.
   5.30%, 1/11/08 (c)                                150,000,000     150,000,000
   5.32%, 4/7/08 (a)                                 100,000,000     100,011,287
                                                                   -------------
                                                                     350,051,502
                                                                   -------------
TOTAL CORPORATE OBLIGATIONS
(COST $2,838,055,276)                                              2,838,055,276
                                                                   -------------
COMMERCIAL PAPER AND NOTES - 27.2%
ASSET BACKED - 1.2%
Sigma Finance, Inc., 5.38%,
  10/10/07 (d)                                       100,000,000      98,994,722
                                                                   -------------
                                                                      98,994,722
                                                                   -------------
BANKING - 17.1%
Allied Irish Banks N.A.
   5.39%, 10/9/07(b)(d)                               50,000,000      49,497,354
   5.39%, 10/10/07(b)(d)                              50,000,000      49,490,070
ANZ Banking Group, 5.33%,
  10/19/07 (d)                                        75,000,000      74,137,583
Bank of America Corp.
   5.31%, 10/15/07(d)                                100,000,000      98,918,750
   5.38%, 11/14/07 (d)                                50,000,000      49,245,604
Barclays US Funding LLC,
  5.38%, 8/14/07 (d)                                 150,000,000     149,716,437
Depfa Bank plc, 5.40%,
  11/6/07 (b)(d)                                     200,000,000     197,181,612
Dexia Delaware LLC, 5.38%,
  9/6/07 (d)                                         150,000,000     149,214,750
HBOS Treasury Services plc
   5.40%, 10/25/07 (d)                                50,000,000      49,380,208
   5.40%, 1/3/08 (d)                                 100,000,000      97,767,570
UBS Finance Delaware LLC
   5.38%, 10/2/07 (d)                                 69,111,000      68,486,717
   5.38%, 11/28/07 (d)                               100,000,000      98,279,459
   5.40%, 12/7/07 (d)                                100,000,000      98,154,667
Westpac Banking Corp., 5.38%,
  8/8/07 (b)(d)                                      100,000,000      99,898,500
Westpac Securities NZ Ltd.,
  5.40%, 9/24/07 (d)                                  50,000,000      49,606,625
                                                                   -------------
                                                                   1,378,975,906
                                                                   -------------
BROKERAGE SERVICES - 1.2%
Bear Stearns Co., Inc.,
  5.42%, 8/3/07 (d)                                  100,000,000      99,971,056
                                                                   -------------
                                                                      99,971,056
                                                                   -------------
DIVERSIFIED - 2.5%
General Electric Capital Corp.
   5.38%, 9/28/07 (d)                                100,000,000      99,154,166
   5.39%, 10/25/07 (d)                               100,000,000      98,762,778
                                                                   -------------
                                                                     197,916,944
                                                                   -------------


COMMERCIAL PAPER AND NOTES, CONTINUED
FINANCE - 0.9%
ABN AMRO N.A., 5.31%,
  10/25/07                                            75,000,000      74,071,198
                                                                   -------------
                                                                      74,071,198
                                                                   -------------
OIL & GAS - 4.3%
Total Capital, 5.43%, 8/1/07
  (b)(d)                                             350,000,000     350,000,000
                                                                   -------------
                                                                     350,000,000
                                                                   -------------

TOTAL COMMERCIAL PAPER AND NOTES
(COST $2,199,929,826)                                              2,199,929,826
                                                                   -------------
CERTIFICATES OF DEPOSIT - 16.4%
BANKING - 16.4%
Barclays Bank plc, N.Y.
   5.31%, 10/11/07                                    40,000,000      40,000,000
   5.32%, 9/6/07                                     100,000,000     100,000,000
Citibank N.A.
   5.31%, 9/6/07                                     150,000,000     150,000,000
   5.32%, 10/25/07                                   100,000,000     100,000,000
Credit Suisse First Boston,
  5.29%, 8/24/07                                     150,000,000     150,000,000
Deutsche Bank, N.Y., 5.31%,
  10/10/07                                           100,000,000     100,000,000
Fortis Bank, N.Y.
   5.29%, 8/6/07                                     100,000,000     100,000,000
   5.30%, 9/4/07                                     150,000,000     150,000,000
Lloyds TSB Bank plc N.Y.,
  5.28%, 8/15/07                                     100,000,000     100,000,000
Norinchukin Bank N.Y.
   5.32%, 8/20/07                                     39,900,000      39,899,497
   5.32%, 8/21/07                                     50,000,000      50,000,000
   5.34%, 10/9/07                                    100,000,000     100,000,000
   5.34%, 10/10/07                                    50,000,000      50,000,000
Svenska Handelsbanken, N.Y.,
  5.27%, 10/4/07 (a)                                  50,000,000      49,998,231
Wells Fargo Bank N.A., 5.29%,
  8/24/07                                             50,000,000      50,000,000
                                                                   -------------

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,329,897,728)                                              1,329,897,728
                                                                   -------------
TIME DEPOSITS - 22.4%
ABN Amro Bank NV, 5.33%,
  8/1/07                                             275,000,000     275,000,000
Deutsche Bank Cayman, 5.33%,
  8/1/07                                             275,000,000     275,000,000
Dexia Bank Grand Cayman,
  5.33%, 8/1/07                                      200,000,000     200,000,000
Keybank N.A. Cayman Island,
  5.30%, 8/1/07                                      375,000,000     375,000,000
Rabobank Nederland Cayman
  Island, 5.33%, 8/1/07                              200,000,000     200,000,000
Societe Generale Cayman,
  5.34%, 8/1/07                                      350,000,000     350,000,000

TIME DEPOSITS, CONTINUED
Suntrust Bank, 5.31%, 8/1/07                         135,098,000     135,098,000
                                                                   -------------

TOTAL TIME DEPOSITS
(COST $1,810,098,000)                                              1,810,098,000
                                                                   -------------
BANK NOTES - 0.9%
Westpac Banking Corp., 5.31%,
  2/16/11 (a)(b)                                      75,000,000      75,000,000
                                                                   -------------

TOTAL BANK NOTES
(COST $75,000,000)                                                    75,000,000
                                                                   -------------
TOTAL INVESTMENTS (COST $8,252,980,830) --102.0%                   8,252,980,830
                                                                   =============


         Percentages indicated are based on net assets of $8,094,776,001.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 1.42 % of net assets.

(d) Discount note. Rate presented represents the effective yield at time of purchase.

LLC      Limited Liability Co.

LP       Limited Partnership

PLC      Public Limited Co.


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                     SHARES OR
                                                     PRINCIPAL
                                                     AMOUNT ($)        VALUE ($)
                                                     ----------        ---------
VARIABLE RATE DEMAND NOTES - 69.7%
NEW YORK - 69.7%
Albany IDA Civic Facility
Revenue
   3.64%, 5/1/27, (LOC
   KeyBank N.A.) (a)                                   1,660,000       1,660,000
   3.64%, 11/1/32, (Credit
   Support AMBAC, SPA KeyBank
   N.A.) (a)                                          10,585,000      10,585,000
   3.64%, 11/1/32, (Credit
   Support AMBAC, SPA KeyBank
   N.A.) (a)                                          15,110,000      15,110,000
Babylon IDA Resource Recovery
  Revenue, 3.55%, 1/1/19,
  (Credit Support FSA, SPA
  J.P. Morgan Chase Bank) (a)                          2,100,000       2,100,000
Franklin County IDA Civic
  Facility Revenue, 3.57%,
  5/1/19, (LOC Fleet National
  Bank) (a)                                            1,090,000       1,090,000
Genesee County IDA, 3.62%,
  7/1/20, AMT, (LOC J.P.
  Morgan Chase Bank) (a)                               2,215,000       2,215,000
Great Neck North Water
  Systems Authority, 3.58%,
  1/1/20, (Credit Support
  FGIC, SPA State Street B&T
  Co.) (a)                                               400,000         400,000
Jay Street Development
Corporation Courts Facility
Lease Revenue
   3.56%, 5/1/21, (LOC Depfa
   Bank plc) (a)                                       4,500,000       4,500,000
   3.56%, 5/1/22, (LOC Depfa
   Bank plc) (a)                                       5,000,000       5,000,000
Long Island Power Authority
Electrical Systems Revenue
   3.58%, 12/1/29, (Credit
   Support FSA, SPA Dexia
   Credit Local) (a)                                   3,880,000       3,880,000
   3.59%, 5/1/33, (LOC
   Westdeutsche Landesbank)
   (a)                                                 5,000,000       5,000,000
Metropolitan Transportation
Authority
   3.65%, 11/1/26, (LOC BNP
   Paribas) (a)                                       17,055,000      17,055,000
  Series E1
   3.59%, 11/1/35, (LOC
   Fortis Bank) (a)                                   36,300,000      36,300,000
Monroe County IDA
   3.59%, 1/15/32, (LOC J.P.
   Morgan Chase Bank) (a)                              9,000,000       9,000,000
   3.60%, 4/1/35, (LOC J.P.
   Morgan Chase Bank) (a)                              4,050,000       4,050,000
   3.59%, 6/1/36, (LOC J.P.
   Morgan Chase Bank) (a)                              4,000,000       4,000,000
Nassau County Interim Finance
  Authority, 3.56%, 11/15/22,
  (Credit Support FSA, SPA
  BNP Paribas) (a)                                     2,120,000       2,120,000
New York City Housing
Development Corp.
Multi-family Mortgage Revenue
   3.63%, 6/15/29, AMT,
   (Credit Support FNMA) (a)                             980,000         980,000
   3.56%, 6/15/32, (Credit
   Support FNMA) (a)                                   5,680,000       5,680,000
   3.63%, 8/15/32, AMT,
   (Credit Support FNMA) (a)                             590,000         590,000
   3.61%, 12/1/36, (LOC
   Landesbank Hessen) (a)                             22,935,000      22,935,000
   3.62%, 1/1/37, AMT, (LOC
   Citibank N.A.) (a)                                  7,400,000       7,400,000
   3.68%, 6/1/37, AMT, (LOC
   Citibank N.A.) (a)                                  3,825,000       3,825,000
   3.63%, 9/1/37, AMT, (LOC
   J.P. Morgan Chase Bank) (a)                         2,840,000       2,840,000
   3.62%, 2/1/38, AMT, (LOC
   Citibank N.A.) (a)                                  6,200,000       6,200,000
   3.68%, 5/15/39, AMT, (LOC
   Keybank N.A.) (a)                                  11,200,000      11,200,000
   3.63%, 6/1/39, (LOC
   Landesbank Hessen) (a)                             18,195,000      18,195,000
   3.68%, 6/1/39, AMT, (LOC
   Citibank N.A.) (a)                                 12,250,000      12,250,000
New York City IDA Civic
Facility Revenue
   3.60%, 5/1/21, (LOC J.P.
   Morgan Chase Bank) (a)                              2,700,000       2,700,000
   3.65%, 12/30/21, (LOC
   Allied Irish Bank plc) (a)                          1,500,000       1,500,000
   3.63%, 7/1/30, (LOC
   Keybank N.A.) (a)                                   1,385,000       1,385,000
   3.65%, 9/30/31, (LOC
   Allied Irish Bank plc) (a)                          1,450,000       1,450,000
   3.64%, 4/1/32, (LOC Allied
   Irish Bank plc) (a)                                 3,000,000       3,000,000
   3.59%, 11/1/32, (LOC
   Wachovia Bank) (a)                                  7,400,000       7,400,000
   3.65%, 12/1/34, (LOC
   Allied Irish Bank plc) (a)                          4,615,000       4,615,000
   3.65%, 12/1/34, (LOC
   Allied Irish Bank plc) (a)                          6,300,000       6,300,000
   3.59%, 6/1/36, (LOC
   Wachovia Bank N.A.) (a)                             5,000,000       5,000,000
   3.62%, 12/1/36, (LOC J.P.
   Morgan Chase Bank) (a)                              4,530,000       4,530,000
   3.64%, 11/1/39, (LOC Bank
   of America, Citibank N.A.)
   (a)                                                 8,000,000       8,000,000
   3.67%, 11/1/39, (LOC Bank
   of America, Citibank N.A.)
   (a)                                                 6,700,000       6,700,000
New York City Municipal Water
Finance Authority Revenue
   3.66%, 6/15/18, (SPA Depfa
   Bank plc) (a)                                       7,565,000       7,565,000
   3.60%, 6/15/33, (SPA J.P.
   Morgan Chase Bank) (a)                             14,375,000      14,375,000
New York City Municipal Water
  Finance Authority Water And
  Sewer System Revenue,
  3.64%, 6/15/23, (Credit
  Support FGIC, SPA Depfa
  Bank plc) (a)                                        4,900,000       4,900,000
New York City Transitional
Finance Authority
   3.58%, 11/1/22, (Liquidity
   Facility Dexia Bank) (a)                           20,735,000      20,735,000
   3.65%, 11/1/22, (SPA
   Landesbank Baden-Wurttm)
   (a)                                                 5,900,000       5,900,000
   3.66%, 11/1/22, (SPA Royal
   Bank of Canada) (a)                                25,740,000      25,740,000



   3.66%, 11/1/22, (Liquidity
   Facility Landesbank
   Hessen) (a)                                           2,285,000     2,285,000
   3.58%, 11/1/28, (SPA J.P.
   Morgan Chase Bank) (a)                               23,000,000    23,000,000
   3.66%, 8/1/31, (SPA
   Helaba) (a)                                           5,500,000     5,500,000
New York Local Government
Assistance Corp.
   3.55%, 4/1/18, (Credit
   Support FSA) (a)                                      8,600,000     8,600,000
   3.55%, 4/1/25, (LOC Bank
   of Nova Scotia) (a)                                  14,600,000    14,600,000
   3.59%, 4/1/25, (LOC
   Societe Generale) (a)                                 3,250,000     3,250,000
New York Mortgage Agency
  Revenue, 3.64%, 4/1/35,
  AMT, (SPA Dexia Credit
  Local) (a)                                            15,000,000    15,000,000
New York State Dormitory
Authority Revenue
   3.59%, 2/15/21, (Credit
   Support FSA, SPA Dexia
   Credit Local) (a)                                     7,900,000     7,900,000
   3.60%, 7/1/25, (LOC Fleet
   National Bank) (a)                                    3,000,000     3,000,000
   3.57%, 7/1/30, (SPA J.P.
   Morgan Chase Bank) (a)                                7,900,000     7,900,000
   3.59%, 2/15/31, (Credit
   Support MBIA, SPA J.P.
   Morgan Chase Bank) (a)                                5,050,000     5,050,000
New York State Energy
Research & Development
Authority
   3.64%, 12/1/27, AMT, (LOC
   Royal Bank of Scotland) (a)                           9,580,000     9,580,000
   3.62%, 11/1/39, AMT, (LOC
   Citibank N.A.) (a)                                    3,200,000     3,200,000
   3.64%, 11/1/39, AMT, (LOC
   Citibank N.A.) (a)                                    1,000,000     1,000,000
New York State GO
   3.60%, 8/1/15, (Credit
   Support AMBAC, SPA
   Kredietbank N.V.) (a)                                 4,000,000     4,000,000
   3.56%, 2/15/16, (LOC
   Bayerische Landesbank) (a)                            4,580,000     4,580,000
   3.59%, 8/1/18, (LOC
   Bayerische Helaba) (a)                                  500,000       500,000
   3.59%, 8/1/19, (LOC
   Bayerische Helaba) (a)                                  500,000       500,000
   3.55%, 8/1/20, (LOC BNP
   Paribas) (a)                                         25,000,000    25,000,000
   3.65%, 8/1/22, (LOC
   Bayerische Landesbank) (a)                            4,025,000     4,025,000
   3.59%, 9/1/35, (LOC Royal
   Bank of Scotland) (a)                                19,400,000    19,400,000
   3.60%, 4/1/36, (LOC Bank
   of New York) (a)                                     30,000,000    30,000,000
New York State Housing
Finance Agency
   3.64%, 5/1/29, AMT,
   (Credit Support FNMA) (a)                             3,000,000     3,000,000
   3.63%, 5/15/31, AMT,
   (Credit Support FNMA) (a)                             4,700,000     4,700,000
   3.63%, 5/15/31, AMT,
   (Credit Support FNMA) (a)                             1,700,000     1,700,000
   3.58%, 3/15/33, (Credit
   Support FGIC, SPA Dexia
   Credit Local) (a)                                     6,000,000     6,000,000
   3.63%, 5/15/33, AMT,
   (Credit Support FNMA) (a)                             1,100,000     1,100,000
   3.63%, 5/15/33, AMT,
   (Credit Support FNMA) (a)                             8,000,000     8,000,000
   3.58%, 5/15/34, (Credit
   Support FNMA) (a)                                    15,000,000    15,000,000
   3.63%, 5/15/34, AMT,
   (Credit Support FNMA) (a)                             2,000,000     2,000,000
   3.64%, 5/15/36, AMT,
   (Credit Support FNMA) (a)                             3,700,000     3,700,000
   3.58%, 11/15/36, (Credit
   Support FNMA, SPA KBC
   Bank) (a)                                             6,000,000     6,000,000
   3.63%, 11/15/36, AMT,
   (Credit Support FNMA) (a)                             5,050,000     5,050,000
   3.58%, 11/15/37, (Credit
   Support FNMA) (a)                                    15,000,000    15,000,000
   3.69%, 11/1/41, AMT, (LOC
   Bank of New York) (a)                                10,000,000    10,000,000
   3.63%, 6/1/42, AMT, (LOC
   Citibank N.A.) (a)                                   10,000,000    10,000,000
New York State Power
  Authority, Finance &
  Administration, 3.65%,
  3/1/20, (Liquidity Facility
  Dexia Credit Local)                                   15,000,000    15,000,000
Newburgh IDA, 3.64%, 10/1/30,
  (LOC KeyBank N.A.) (a)                                 3,500,000     3,500,000
Niagara Falls Bridge
  Commission, 3.55%, 10/1/19,
  (Credit Support FGIC, SPA
  Dexia Bank) (a)                                        3,600,000     3,600,000
Oneida County IDA Civic
Facility Revenue
   3.64%, 11/1/37, (LOC
   Keybank N.A.) (a)                                     3,000,000     3,000,000
   3.64%, 11/1/37, (LOC
   Keybank N.A.) (a)                                     7,590,000     7,590,000
Orange County IDA, 3.64%,
  7/1/32, (LOC Keybank N.A.)
  (a)                                                    4,000,000     4,000,000
St. Lawrence County IDA,
  3.64%, 12/1/31, (LOC
  Keybank N.A.) (a)                                      3,900,000     3,900,000
Suffolk County IDA, 3.62%,
  8/1/18, AMT, (LOC Chase
  Manhattan Bank) (a)                                    3,400,000     3,400,000
Suffolk County Water Authority
   3.59%, 1/1/08, (SPA Bank
   of Nova Scotia) (a)                                   1,500,000     1,500,000
   3.59%, 12/1/09, (SPA Bank
   of Nova Scotia) (a)                                   1,200,000     1,200,000
Triborough Bridge & Tunnel
  Authority, 3.56%, 1/1/32,
  (Credit Support  AMBAC, SPA
  Bayerische Landesbank) (a)                            14,920,000    14,920,000
Westchester County IDA Civic
Facility Revenue
   3.63%, 7/1/30, (LOC
   KeyBank N.A.) (a)                                     2,745,000     2,745,000
   3.65%, 12/1/32, (LOC
   Allied Irish Bank plc) (a)                            6,095,000     6,095,000



TOTAL VARIABLE RATE DEMAND NOTES
(COST $707,525,000)                                                  707,525,000
                                                                   -------------
TAX-FREE NOTES AND COMMERCIAL PAPER - 28.6%
NEW YORK - 28.6%
Metropolitan Transportation
  Authority, 3.71%, 10/19/07,
  (LOC ABN Amro Bank N.V)                             25,000,000      25,000,000
Long Island Power Authority
Electrical Systems Revenue
   3.70%, 10/4/07, (LOC J.P.
   Morgan Chase Bank)                                  1,800,000       1,800,000
   3.70%, 10/4/07, (LOC J.P.
   Morgan Chase Bank)                                 15,000,000      15,000,000
   5.13%, 12/1/16,
   Pre-refunded 6/1/08 @ 101,
   (Credit Support FSA)                                5,995,000       6,125,090
   5.13%, 12/1/22,
   Pre-refunded 6/01/08 @
   101, (Credit Support FSA)                          10,000,000      10,215,516
Metropolitan Transportation
Authority
   3.72%, 8/8/07, (LOC ABN
   Amro Bank N.V.)                                     5,000,000       5,000,000
   3.72%, 9/13/07, (LOC ABN
   Amro Bank N.V)                                     25,000,000      25,000,000
   3.70%, 11/8/07, (LOC ABN
   Amro Bank N.V)                                     10,000,000      10,000,000
   3.70%, 11/9/07, (LOC ABN
   Amro Bank N.V)                                     20,000,000      20,000,000
Nassau County Sewer & Storm
Water Finance Authority
   3.62%, 8/7/07, (LOC Bank
   of America)                                        29,915,000      29,915,000
   3.70%, 8/22/07, (LOC Bank
   of America)                                        11,020,000      11,020,000
New York City GO, 6.00%,
  10/15/26, Prerefunded
  10/15/07 @101                                        3,000,000       3,043,673
New York City Municipal Water
   3.70%, 9/10/07, (LOC
   Westdeutsche Landesbank)                           19,000,000      19,000,000
   3.72%, 9/10/07, (LOC
   Bayerische Landesbank,
   Westdeutsche Landesbank)                            7,000,000       7,000,000
New York State GO
   3.70%, 10/3/07, (LOC
   Morgan Guarantee,
   Bayerische Landesbank,
   Landesbank Hessen)                                  5,200,000       5,200,000
   3.72%, 10/11/07, (LOC
   Bayerische Landesbank)                             16,150,000      16,150,000
   3.58%, 3/13/20, (LOC Dexia
   Credit Local)                                      15,750,000      15,750,000
   3.70%, 3/15/30, (LOC Dexia
   Credit Local)                                      28,000,000      28,000,000
New York State Power
  Authority Revenue, 3.70%,
  11/2/07, (Liquidity
  Facility Dexia Credit
  Local)                                              26,120,000      26,120,000
Poughkeepsie City GO, 4.25%,
  9/13/07                                             10,709,000      10,718,992
                                                                   -------------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER
(COST $290,058,271)                                                  290,058,271
                                                                   -------------
INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity New York
  Money Fund Portfolio
  Institutional Shares,
  3.42%, (b)                                          16,508,370      16,508,370
Northern Institutional Tax
  Exempt Portfolio, 3.29%,
  (b)                                                     92,872          92,872
                                                                   -------------

TOTAL INVESTMENT COMPANIES
(COST $16,601,242)                                                    16,601,242
                                                                   -------------
TOTAL INVESTMENTS (COST $1,014,184,513) --99.9%                    1,014,184,513
                                                                   =============


         Percentages indicated are based on net assets of $1,015,625,994.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

AMBAC    American Municipal Bond Assurance Corp.

AMT Interest on security is subject to federal alternative minimum tax

FGIC     Financial Guaranty Insurance Co.

FNMA     Federal National Mortgage Association

FSA      Financial Security Assurance

GO       General Obligation

IDA      Industrial Development Agency

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

PLC      Public Limited Co.

SPA      Standby Purchase Agreement


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT ($)    VALUE ($)
                                                       ----------    ---------
VARIABLE RATE DEMAND NOTES - 70.0%
ALABAMA - 2.0%
Jefferson County Alabama
  Sewer Revenue, 3.63%,
  2/1/42, (Credit Support
  FGIC, SPA J.P. Morgan Chase
  Bank) (a)                                            1,300,000       1,300,000
ARIZONA - 1.6%
Yavapai County Arizona
  Highway Construction
  Advancement Revenue, 3.64%,
  7/1/18, (LOC Landesbank -
  Hessen Thuringen) (a)                                1,000,000       1,000,000
CALIFORNIA - 4.1%
California Housing Finance
  Agency Revenue, 3.70%,
  8/1/21, AMT, (Credit
  Support FSA, SPA Bank of
  New York) (a)                                          800,000         800,000
California State Department
  of Water Resources Supply
  Revenue, 3.60%, 5/1/22,
  (LOC Bayerische Landesbank)
  (a)                                                    900,000         900,000
California State GO, Series
  B, 3.61%, 5/1/34, (LOC
  Citibank N.A., State St.
  B&T Co., National Australia
  Bank) (a)                                              900,000         900,000
                                                                       ---------
                                                                       2,600,000
                                                                       ---------
CONNECTICUT - 1.9%
Connecticut State Special Tax
  Obligation Revenue, 3.63%,
  2/1/22, (Credit Support
  AMBAC, SPA WestDeutsche
  Landesbank AG) (a)                                   1,200,000       1,200,000
FLORIDA - 5.8%
Broward County Florida
  Housing Finance Authority
  Multi-family Housing
  Revenue, 3.62%, 12/1/29,
  (Credit Support Freddie
  Mac) (a)                                             2,000,000       1,999,981
Orange County Florida Housing
  Finance Authority
  Multi-family Revenue,
  3.62%, 7/1/32, (Credit
  Support Freddie Mac) (a)                             1,000,000         999,980
Volusia County Florida
  Housing Finance Authority
  Multi-family Revenue,
  3.62%, 10/15/32, (Credit
  Support FNMA) (a)                                      700,000         699,998
                                                                       ---------
                                                                       3,699,959
                                                                       ---------
GEORGIA - 2.3%
Georgia Municipal Electric
  Authority Revenue, 3.57%,
  1/1/20, (Credit Support
  MBIA, LOC Bayerische
  Landesbank, Landesbank
  Hessen, Westdeutsche
  Landesbank) (a)                                        900,000         900,000

Georgia Municipal Gas
  Authority Revenue, 3.65%,
  11/1/07, (LOC Wachovia Bank
  N.A., Bayerische
  Landesbank, Morgan Guaranty
  Trust, Bank of America
  N.A.) (a)                                              545,000         545,000
                                                                       ---------
                                                                       1,445,000
                                                                       ---------
ILLINOIS - 7.4%
Chicago Illinois O'Hare
  International Airport
  Supply Facilities Revenue,
  3.70%, 5/1/18, AMT, (LOC
  Societe Generale) (a)                                  800,000         800,000
Illinois Educational
  Facilities Authority
  Revenue, 3.65%, 11/1/34,
  (LOC Bank One N.A.) (a)                              1,000,000       1,000,000
Illinois Finance Authority
Revenue
   3.68%, 4/1/37, (LOC J.P.
   Morgan Chase Bank) (a)                                600,000         600,000
   3.65%, 3/1/36, (LOC J.P.
   Morgan Chase Bank) (a)                              1,300,000       1,300,000
Savanna Illinois Industrial
  Development Revenue, 3.73%,
  5/1/14, AMT, (LOC Bank One
  N.A.) (a)                                            1,000,000       1,000,000
                                                                       ---------
                                                                       4,700,000
                                                                       ---------
INDIANA - 0.5%
Health Facilities Financing
  Authority Hospital Revenue,
  3.64%, 11/1/20, (LOC
  National City Bank) (a)                                335,000         335,000
IOWA - 2.4%
Iowa Higher Educational Loan
  Authority Revenue, 3.68%,
  12/1/15, (Credit Support
  MBIA, SPA Chase Manhattan
  Bank) (a)                                            1,500,000       1,500,000
KENTUCKY - 3.5%
Ohio County Kentucky
  Pollution Control Revenue,
  3.64%, 6/1/13, (Credit
  Support AMBAC, SPA Dexia
  Credit Local) (a)                                    2,200,000       2,200,000
LOUISIANA - 1.6%
Louisiana Public Facilities
  Authority Revenue, 3.64%,
  7/1/21, (LOC J.P. Morgan
  Chase Bank) (a)                                      1,000,000       1,000,000
NEW MEXICO - 3.5%
Farmington New Mexico
  Hospital Revenue, 3.64%,
  6/1/28, (LOC Bank of Nova
  Scotia) (a)                                            500,000         500,000
Farmington New Mexico
  Pollution Control Revenue,
  3.68%, 5/1/24, (LOC
  Barclays Bank plc) (a)                               1,700,000       1,700,000
                                                                       ---------
                                                                       2,200,000
                                                                       ---------
OREGON - 1.6%
Oregon State Health Housing
  Educational & Cultural
  Facilities Authority
  Revenue, 3.64%, 3/1/33,
  (LOC Keybank N.A.) (a)                               1,000,000       1,000,000



PENNSYLVANIA - 17.9%
Dauphin County Pennsylvania
  General Authority Revenue,
  Subseries S, 3.64%, 6/1/26,
  (Credit Support FSA, SPA
  Bank of Nova Scotia, KBC
  Bank NV) (a)                                          1,165,000      1,165,000
Delaware Valley Pennsylvania
Regional Financing Authority
Local Government Revenue
   3.64%, 12/1/19, (LOC
   Bayerische Landesbank) (a)                           3,000,000      3,000,000
   3.64%, 12/1/20, (LOC
   Bayerische Landesbank) (a)                           1,200,000      1,200,000
Emmaus Pennsylvania General
Authority Revenue
  Subseries B-27
   3.67%, 3/1/24, (LOC Depfa
   Bank plc) (a)                                        1,300,000      1,300,000
  Subseries E-20
   3.67%, 3/1/24, (LOC Depfa
   Bank plc) (a)                                          500,000        500,000
  Subseries G-19
   3.67%, 3/1/24, (LOC Depfa
   Bank plc) (a)                                          560,000        560,000
Luzerne County Pennsylvania
  GO, 3.63%, 11/15/26,
  (Credit Support FSA, SPA
  J.P. Morgan Chase Bank) (a)                           1,500,000      1,500,000
Philadelphia Pennsylvania
  Hospitals & Higher
  Education Facilities
  Authority Revenue, Temple
  University Health, Series
  A, 3.63%, 7/1/27, (LOC
  Wachovia Bank N.A.) (a)                                 800,000        800,000
Washington County
  Pennsylvania Authority
  Lease Revenue, 3.63%,
  12/15/18, (LOC First Union
  National Bank) (a)                                    1,300,000      1,300,000
                                                                      ----------
                                                                      11,325,000
                                                                      ----------
TENNESSEE - 2.0%
Blount County Tennessee
  Public Building Authority
  Revenue, 3.72%, 6/1/13,
  (Credit Support AMBAC, LOC
  KBC Bank NV, Landsebank
  Baden-Wurttemberg) (a)                                  500,000        500,000
Metropolitan Government
  Nashville & Davidson County
  Industrial Development
  Revenue, 3.62%, 2/15/34,
  (Credit Support FNMA) (a)                               800,000        800,000
                                                                      ----------
                                                                       1,300,000
                                                                      ----------
TEXAS - 7.9%
Bell County Texas Health
  Facilities Development
  Corp. Revenue, 3.70%,
  8/15/31, (Credit Support
  MBIA, SPA Westdeutsche
  Landesbank) (a)                                       3,000,000      3,000,000

Texas Small Business
  Industrial Development
  Corporate Revenue, 3.66%,
  7/1/26, (LOC Bank Of
  America N.A.) (a)                                     2,000,000      2,000,000
                                                                      ----------
                                                                       5,000,000
                                                                      ----------
WASHINGTON - 4.0%
King County Washington Sewer
  Revenue, 3.63%, 1/1/32,
  (LOC Helaba) (a)                                      1,070,000      1,070,000
Washington State Health Care
  Facilities Authority
  Revenue, 3.71%, 11/15/26,
  (LOC Citibank N.A.) (a)(c)                            1,500,000      1,500,000
                                                                      ----------
                                                                       2,570,000
                                                                      ----------

TOTAL VARIABLE RATE DEMAND NOTES
(COST $44,374,959)                                                    44,374,959
                                                                      ----------
TAX-FREE NOTES AND COMMERCIAL PAPER - 29.0%
CALIFORNIA - 3.2%
Los Angeles County California
  GO, 4.50%, 6/30/08                                    2,000,000      2,015,489
FLORIDA - 11.1%
Citizens Property Insurance
  Corp. Florida, 5.00%,
  3/1/08, (Credit Support
  MBIA)                                                 1,000,000      1,007,510
Florida Local Government
  Finance Commission, 3.72%,
  9/21/07, (LOC First Union
  National Bank)                                        2,000,000      2,000,000
Greater Orlando Aviation,
  AMT, 3.73%, 8/16/07, (LOC
  Bayerische Landesbank,
  State St. B&T Co.)                                    2,000,000      2,000,000
Hillsborough County Florida
  Capital Improvement
  Program, 3.77%, 8/30/07,
  (LOC State St. B&T Co.)                               2,000,000      2,000,000
                                                                      ----------
                                                                       7,007,510
                                                                      ----------
HAWAII - 1.9%
State Of Hawaii Airports
  System Revenue, AMT, 5.00%,
  7/1/08, (Credit Support
  FGIC)                                                 1,200,000      1,212,567
ILLINOIS - 1.8%
Illinois Finance Authority
  Revenue, 5.00%, 11/15/07,
  (Credit Support AMBAC)                                1,120,000      1,123,797
MICHIGAN - 4.7%
Detroit Michigan GO, 4.50%,
  3/1/08, (LOC Scotiabank)                              1,000,000      1,004,484
Michigan Municipal Bond
  Authority Revenue, 4.50%,
  8/20/07, (LOC Bank of Nova
  Scotia)                                               2,000,000      2,001,033
                                                                      ----------
                                                                       3,005,517
                                                                      ----------
PENNSYLVANIA - 3.1%
Montgomery County
Pennsylvania Industrial
Pollution Control Revenue,
3.74%, 10/4/07, (LOC BNP
  Paribas)                                              2,000,000      2,000,000



TEXAS - 3.2%
County Of Bexar Texas
  Metropolitan Water
  District, 3.73%, 9/6/07,
  (LOC Bank Of America N.A.)                             2,000,000     2,000,000
                                                                      ----------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER
(COST $18,364,880)                                                    18,364,880
                                                                      ----------
INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity Funds
  MuniFund Portfolio
  Institutional Shares,
  3.45%, (b)                                               388,348       388,348
Northern Institutional Tax
  Exempt Portfolio, 3.29%,
  (b)                                                      107,361       107,361
                                                                      ----------

TOTAL INVESTMENT COMPANIES
(COST $495,709)                                                          495,709
                                                                      ----------
TOTAL INVESTMENTS (COST $63,235,548) -- 99.8%                         63,235,548
                                                                      ==========



*        Percentages indicated are based on net assets of $63,262,934.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

(c) Security exempt from registration under rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

AMBAC    American Municipal Bond Assurance Corp.

AMT Interest on security is subject to federal alternative minimum tax

FGIC     Financial Guaranty Insurance Co.

FNMA     Federal National Mortgage Association

FSA      Financial Security Assurance

GO       General Obligation

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

PLC      Public Limited Co.

SPA      Standby Purchase Agreement


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT ($)    VALUE ($)
                                                       ----------    ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 69.6%
Federal Farm Credit Bank - 26.2%
   5.30%, 8/2/07 (a)                                   71,000,000       70,989,977
   5.30%, 8/3/07 (a)                                   43,734,000       43,721,652
   5.23%, 11/14/07 (b)                                 50,000,000       49,997,758
   5.17%, 4/1/08 (b)                                  150,000,000      149,973,156
   5.23%, 5/27/08 (b)                                  50,000,000       49,993,690
   5.22%, 11/24/08 (b)                                 50,000,000       49,990,247
   5.21%, 5/11/09 (b)                                 150,000,000      149,974,497
   5.21%, 6/8/09 (b)                                  100,000,000       99,982,265
                                                                    --------------
                                                                       664,623,242
                                                                    --------------
Federal Home Loan Bank - 43.4%
   5.23%, 8/1/07 (a)                                   97,000,000       97,000,000
   5.22%, 8/10/07 (b)                                  75,000,000       74,999,287
   4.75%, 8/17/07                                      58,405,000       58,391,805
   5.25%, 8/21/07                                      50,000,000       49,999,969
   4.88%, 8/22/07                                      28,100,000       28,092,021
   5.40%, 10/26/07                                     50,000,000       50,000,000
   5.20%, 1/17/08 (b)                                 300,000,000      299,941,181
   5.20%, 3/19/08 (b)                                 100,000,000       99,975,468
   5.18%, 5/28/08 (b)                                 100,000,000       99,956,094
   5.20%, 10/10/08 (b)                                 50,000,000       49,980,733
   5.20%, 10/24/08 (b)                                100,000,000       99,961,581
   5.20%, 11/14/08 (b)                                100,000,000       99,962,268
                                                                    --------------
                                                                     1,108,260,407
                                                                    --------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $1,772,883,649)                                                1,772,883,649
                                                                    --------------
REPURCHASE AGREEMENTS - 30.3%
Goldman Sachs, purchased on
  7/31/07, due 8/1/07 with a
  maturity value of
  $300,043,583(Collateralized
  fully by various U.S.
  Government Obligations),
  5.23%, 8/1/07                                       300,000,000      300,000,000
Lehman Brothers, purchased on
  7/31/07, due 8/1/07 with a
  maturity value of $200,028,333
  (Collateralized fully by
  various U.S. Government
  Obligations), 5.10%, 8/1/07                         200,000,000      200,000,000
Morgan Stanley Dean Witter,
  purchased on 7/31/07, due
  8/1/07 with a maturity
  value of
  $170,887,680(Collateralized
  fully by various U.S.
  Government Obligations),
  5.20%, 8/1/07                                       170,863,000      170,863,000

REPURCHASE AGREEMENTS, CONTINUED
Morgan Stanley Dean Witter 1,
  purchased on 7/31/07, due
  8/1/07 with a maturity
  value of
  $100,014,583(Collateralized
  fully by various U.S.
  Government Obligations),
  5.25%, 8/1/07                                       100,000,000      100,000,000
                                                                    --------------

TOTAL REPURCHASE AGREEMENTS
(COST $770,863,000)                                                    770,863,000
                                                                    --------------
TOTAL INVESTMENTS (COST $2,543,746,649) -- 99.9%                     2,543,746,649
                                                                    ==============


         Percentages indicated are based on net assets of $2,546,978,278.

(a) Discount note. Rate presented represents the effective yield at time of purchase.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.



SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)



                                                              PRINCIPAL
                                                             AMOUNT ($)         VALUE ($)
                                                             ----------         ---------
U.S. TREASURY BILLS-- 108.5%(A)
U.S. Treasury Bill
   4.94%, 8/2/07                                             25,000,000        24,996,621
   4.81%, 8/9/07                                             28,035,000        28,005,370
   4.81%, 8/16/07                                            12,182,000        12,157,647
   4.88%, 8/23/07                                            65,520,000        65,325,635
   4.73%, 8/30/07                                            46,785,000        46,609,336
   4.69%, 9/6/07                                             50,000,000        49,767,900
   4.61%, 9/20/07                                            19,645,000        19,520,557
   4.88%, 10/11/07                                           16,350,000        16,193,230
   4.89%, 10/18/07                                           20,000,000        19,790,635
   4.93%, 10/25/07                                           10,000,000         9,885,026
   4.88%, 11/1/07                                            25,000,000        24,695,403
   4.84%, 12/6/07 (a)                                        16,950,000        16,667,166
                                                                              -----------
TOTAL U.S. TREASURY BILLS (COST $333,614,526)                                 333,614,526
                                                                              -----------


TOTAL INVESTMENTS (COST $333,614,526) -- 108.5%                               333,614,526
                                                                              ===========



     Percentages indicated are based on net assets of $307,538,262.
(a) Discount note. Rate presented represents the effective yield at time of purchase.


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ----------    ---------
   U.S. GOVERNMENT AND GOVERNMENT AGENCY
   OBLIGATIONS - 49.1%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.8%
     Pool #G12317
      5.50%, 8/1/21                                    1,190,677    1,176,062
     Pool #C00368
      8.50%, 10/1/24                                      27,691       29,641
     Pool #D62926
      6.50%, 8/1/25                                       19,905       20,284
     Pool #C80387
      6.50%, 4/1/26                                       29,382       29,943
     Pool #C00922
      8.00%, 2/1/30                                      186,315      196,297
     Pool #C54447
      7.00%, 7/1/31                                       38,953       40,228
     Pool #G01317
      7.00%, 10/1/31                                     142,173      146,826
     Pool #C60712
      6.50%, 11/1/31                                     617,332      630,368
     Pool #847557
      5.36%, 7/1/34 (a)                                1,216,375    1,234,825
     Pool #1B2655
      4.15%, 12/1/34 (a)                               1,215,508    1,219,268
     Pool #1J1313
      6.46%, 6/1/36 (a)                                1,583,704    1,593,028
     Pool #G02981
      6.00%, 6/1/37                                    1,229,244    1,219,582
     TBA August
      5.50%, 8/15/36                                   7,650,000    7,389,426
     TBA August
      6.00%, 8/15/37                                   1,900,000    1,884,563
                                                                   ----------
                                                                   16,810,341
                                                                   ----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.3%
     Pool #398958
      6.50%, 10/1/12                                      58,101       59,403
     Pool #781922
      5.00%, 2/1/21                                    2,437,392    2,363,215
     Pool #329655
      7.00%, 11/1/25                                      39,386       40,828
     Pool #329530
      7.00%, 12/1/25                                      81,843       84,838
     Pool #535332
      8.50%, 4/1/30                                       41,980       45,038
     Pool #548965
      8.50%, 7/1/30                                       45,303       48,621
     Pool #535440
      8.50%, 8/1/30                                       48,306       51,845
     Pool #253438
      8.50%, 9/1/30                                       40,778       43,765
     Pool #568486
      7.00%, 1/1/31                                       39,255       40,736
     Pool #573752
      8.50%, 2/1/31                                       36,827       39,525
     Pool #575328
      6.50%, 4/1/31                                       49,785       50,774
     Pool #356905
      7.41%, 10/1/36 (a)                                 177,825      179,553
     Pool #922090
      5.93%, 3/1/37                                    2,239,317    2,247,427
     Pool #256723
      6.50%, 5/1/37                                    1,191,612    1,203,686
     TBA August
      5.00%, 8/1/33                                    7,370,000    6,911,674
      6.00%, 8/15/36                                   2,900,000    2,872,812
     TBA August
      5.50%, 8/15/37                                   3,710,000    3,582,469
                                                                   ----------
                                                                   19,866,209
                                                                   ----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
     Pool #346406
      7.50%, 2/15/23                                      48,197       50,451
     Pool #412530
      7.50%, 12/15/25                                     76,831       80,535
     Pool #781300
      7.00%, 6/15/31                                     139,064      145,287
     TBA August
      6.00%, 8/15/36                                   1,080,000    1,078,313
                                                                   ----------
                                                                    1,354,586
                                                                   ----------
   U.S. TREASURY BONDS - 1.7%
        4.50%, 2/15/36                                 2,130,000    1,991,550
                                                                   ----------
                                                                    1,991,550
                                                                   ----------
   U.S. TREASURY NOTES - 16.2%
      4.75%, 2/28/09                                   1,750,000    1,752,734
      3.88%, 5/15/09                                   4,000,000    3,950,312
      4.75%, 1/31/12                                   1,480,000    1,489,712
      4.63%, 2/29/12                                     650,000      650,711
      4.50%, 3/31/12                                   1,520,000    1,512,637
      4.75%, 5/31/12                                   2,640,000    2,656,088
      4.25%, 8/15/14                                   3,800,000    3,694,611
      4.63%, 11/15/16                                  3,985,000    3,936,431
      4.50%, 5/15/17                                      75,000       73,400
                                                                   ----------
                                                                   19,716,636
                                                                   ----------

   TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
   OBLIGATIONS
   (COST $59,690,592)                                              59,739,322
                                                                   ----------
   CORPORATE OBLIGATIONS - 27.8%
   AUTO MANUFACTURERS - 0.7%
   General Motors, 8.25%,
     7/15/23                                           1,000,000      815,000
                                                                   ----------
                                                                      815,000
                                                                   ----------
   BANKING - 1.4%
   American Express Centurion
     Bank, 5.95%, 6/12/17                                700,000      703,460
   Bank of America N.A., 6.10%,
     6/15/17                                           1,000,000    1,007,843
                                                                   ----------
                                                                    1,711,303
                                                                   ----------
   BUILDING & CONSTRUCTION PRODUCTS - 0.9%
   Martin Marietta Materials,
     Inc., 5.51%, 4/30/10 (a)                            600,000      599,812


Masco Corp., 5.66%, 3/12/10
  (a)                                                     550,000        544,667
                                                                      ----------
                                                                       1,144,479
                                                                      ----------
CONSUMER PRODUCTS - 1.3%
Kimberly-Clark Corp., 6.63%,
  8/1/37                                                1,550,000      1,559,061
                                                                      ----------
                                                                       1,559,061
                                                                      ----------
ELECTRIC - 3.7%
MidAmerican Energy Co.,
  5.95%, 7/15/17                                        2,900,000      2,916,318
Progress Energy, Inc., 5.76%,
  11/14/08, Callable 8/14/07
  @ 100 (a)                                             1,000,000      1,001,539
Puget Sound Energy, Inc.,
  6.97%, 6/1/67, Callable
  6/1/17 @ 100                                            600,000        588,933
                                                                      ----------
                                                                       4,506,790
                                                                      ----------
FINANCE - 7.9%
Ford Motor Credit Co., LLC
   4.95%, 1/15/08                                       2,000,000      1,975,264
   5.80%, 1/12/09                                       1,250,000      1,200,384
   7.25%, 10/25/11                                        150,000        137,099
General Motors Acceptance
  Corp., 4.38%, 12/10/07                                2,250,000      2,220,170
Preferred Term Securities
  Ltd., 8.79%, 9/15/30,
  Callable 9/15/10 @ 104.395
  (b)                                                     895,548        987,342
Preferred Term Securities
  XXII Ltd., 5.70%, 9/22/36,
  Callable 6/22/11 @ 100
  (a)(b)                                                1,100,000      1,099,450
SLM Corp.
   4.00%, 1/15/10                                       1,000,000        936,552
   4.50%, 7/26/10                                         350,000        327,299
Xtra Finance Corp., 5.15%,
  4/1/17 (b)                                              750,000        721,758
                                                                      ----------
                                                                       9,605,318
                                                                      ----------
HOSPITALS - 1.6%
HCA Inc., 8.75%, 9/1/10                                 2,000,000      1,945,000
                                                                      ----------
                                                                       1,945,000
                                                                      ----------
MEDIA - 0.5%
News America Holdings, 7.90%,
  12/1/95                                                 500,000        541,684
                                                                      ----------
                                                                         541,684
                                                                      ----------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 6.11%, 12/18/09
  (a)                                                     550,000        556,841
                                                                      ----------
                                                                         556,841
                                                                      ----------
RETAIL - 2.1%
Home Depot, Inc., 5.88%,
  12/16/36                                              2,000,000      1,736,506
Wal-Mart Stores, Inc., 5.88%,
  4/5/27                                                  900,000        869,899
                                                                      ----------
                                                                       2,606,405
                                                                      ----------
TELECOMMUNICATIONS - 3.5%
AOL Time Warner, Inc., 7.70%,
  5/1/32                                                1,150,000      1,238,729
AT&T, Inc., 5.10%, 9/15/14                                500,000        473,544
BellSouth Telecommunications,
  7.00%, 12/1/95                                          700,000        673,397
Sprint Nextel Corp., 6.00%,
  12/1/16                                               1,000,000        943,710
Time Warner Entertainment
  Co., 8.38%, 3/15/23                                     800,000        922,001
                                                                      ----------
                                                                       4,251,381
                                                                      ----------
TRANSPORTATION - 3.7%
Burlington North Santa Fe
   5.65%, 5/1/17                                          600,000        577,314
   7.57%, 1/2/21                                          294,292        325,893
Continental Airlines, Inc.,
  5.98%, 4/19/22                                        1,250,000      1,199,212
Union Pacific Corp.
   5.65%, 5/1/17                                        1,200,000      1,164,886
   6.85%, 1/2/19                                        1,161,581      1,240,626
                                                                      ----------
                                                                       4,507,931
                                                                      ----------

TOTAL CORPORATE OBLIGATIONS
(COST $34,045,108)                                                    33,751,193
                                                                      ----------
ASSET BACKED SECURITIES - 11.2%
Americredit Automobile
  Receivables Trust, Series
  2005-CF, Class A3, 4.47%,
  5/6/10                                                1,078,691      1,075,922
Asset Backed Funding
  Certificates, Series
  2003-AHL1, Class A1, 3.68%,
  3/25/33                                                 738,743        670,627
Cairn Mezzanine plc, Series
  2007-3A, Class B1, 6.24%,
  8/13/47 (a)(b)                                          905,000        791,625
Capital Auto Receivables
  Asset Trust, Series 2006-1,
  Class A2A, 5.03%, 9/15/08                               384,166        383,896
Capital One Auto Finance
  Trust, Series 2006-B, Class
  A2, 5.53%, 5/15/09                                      147,658        147,653
Citibank Credit Card Issuance
  Trust, 5.35%, 7/12/12 (a)                             1,500,000      1,499,455
Citigroup Mortgage Loan
  Trust, Inc., Series
  2005-WF2, Class AF2, 4.92%,
  8/25/35                                                 181,561        180,680
Countrywide Asset-Backed
  Certificates, Series
  2006-S4, Class A3, 5.80%,
  7/25/34                                               1,060,000      1,054,681
Dominos Pizza Master Issuer
  LLC, Series 2007 - 1, Class
  A2, 5.26%, 4/25/37 (b)                                1,200,000      1,180,103
GE Business Loan Trust,
  Series 2006-2A, Class A,
  5.50%, 11/15/34 (a)(b)                                1,485,382      1,479,736
GE Equipment Small Ticket
  LLC, Series 2005-2A, Class
  A3, 4.88%, 10/22/09 (b)                               1,800,034      1,795,296
GMAC Mortgage Corp., Loan
  Trust, Series 2006-HE3,
  Class A3, 5.81%, 10/25/36                               900,000        898,849
MBNA Credit Card Master Note
  Trust, Series 2006-A4,
  Class A4, 5.31%, 9/15/11 (a)                          1,000,000      1,000,159


SLM Student Loan Trust,
  Series 2005-A, Class A1,
  5.40%, 6/15/18 (a)                                     1,520,333     1,520,151
                                                                      ----------

TOTAL ASSET BACKED SECURITIES
(COST $13,856,017)                                                    13,678,833
                                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.77%, 5/25/35
  (a)                                                    1,100,000     1,088,795
Countrywide Home Loans,
  Series 2003-8, Class A2,
  5.82%, 5/25/18 (a)                                       995,030     1,003,314
Deutsche Mortgage Securities,
  Inc., Series 2005-WF1,
  Class 1A1, 5.06%, 6/26/35
  (a)(b)                                                 1,276,680     1,266,382
Fannie Mae, Series 2007-13,
  Class FA, 5.57%, 3/25/37 (a)                           1,728,671     1,723,553
Fannie Mae IO
  Series 270, Class 2,
   8.50%, 9/1/23 (c)                                        47,169        12,182
  Series 296, Class 2,
   8.00%, 4/1/24 (c)                                        57,341        14,479
  Series 2000-16, Class PS,
   3.28%, 10/25/29(a)(c)                                    38,653         1,806
  Series 2000-32, Class SV,
   3.28%, 3/18/30(a)(c)                                      8,954           150
  Series 306, Class IO,
   8.00%, 5/1/30 (c)                                        67,065        18,103
  Series 2001-4, Class SA,
   2.23%, 2/17/31(a)(c)                                    229,284        14,684
FHA Weyerhauser, 7.43%,
  1/1/24                                                    33,370        33,370
Freddie Mac
  Series 2988, Class AF,
   5.62%, 6/15/35 (a)                                    1,170,643     1,162,991
  Series 3212, Class BK,
   5.40%, 9/15/36                                          900,000       857,893
Freddie Mac IO
  Series 1534, Class K,
   2.03%, 6/15/23(a)(c)                                    148,393         6,974
  Series 2141, Class SD,
   2.83%, 4/15/29(a)(c)                                    119,718        11,649
  Series 2247, Class SC,
   2.18%, 8/15/30(a)(c)                                     64,835         3,563
Freddie Mac Reference Remic,
  Series R008, Class FK,
  5.72%, 7/15/23 (a)                                     1,504,469     1,506,209
Government National Mortgage
Association IO
  Series 1999-30, Class SA,
   2.68%, 4/16/29(a)(c)                                     81,516         5,016
  Series 1999-30, Class S,
   3.28%, 8/16/29(a)(c)                                     60,902         4,791
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR,
  Class 2A3, 5.77%, 3/25/36
  (a)                                                    1,292,251     1,305,864
Residential Accredit Loans,
Inc.
  Series 2007-QS1, Class 2A8,
   5.62%, 1/25/37 (a)                                    2,132,265     2,129,856
  Series 2007-QS2, Class A4,
   6.25%, 1/25/37                                        1,051,474     1,047,219

COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED
Residential Asset
Securitization Trust
  Series 2003-A15, Class 1A2,
   5.77%, 2/25/34 (a)                                    1,644,520     1,649,565
  Series 2006-A1, Class 1A3,
   6.00%, 4/25/36                                          640,535       641,687
                                                                      ----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $15,522,295)                                                    15,510,095
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.8%
Bear Stearns Commercial
  Mortgage Securities, Series
  2006-T24, Class A4, 5.43%,
  10/12/41                                               1,100,000     1,071,433
Citigroup Commercial Mortgage
  Trust, Series 2006-C5,
  Class A2, 5.38%, 10/15/49                              1,100,000     1,090,126
Citigroup/Deutsche Bank
  Commercial Mortgage Trust,
  Series 2007-CD4, Class A2B,
  5.21%, 12/11/49                                        1,300,000     1,276,758
Commercial Mortgage Pass -
Through Certificate
  Series 2005-FL11, Class A1
   5.47%, 11/15/17(a)(b)                                   264,201       264,203
  Series 2006-FL12, Class A2
   5.42%, 12/15/20(a)(b)                                 2,036,919     2,036,392
CWCapital Cobalt, Series
  2006-C1, Class A2, 5.17%,
  8/15/48                                                1,232,000     1,211,044
DLJ Mortgage Acceptance
  Corp., IO, Series 1997-CF1,
  Class S, 0.90%, 5/15/30
  (a)(b)(c)(d)                                              58,308           835
Greenwich Capital Commercial
  Funding Corp., Series
  2007-GG9, Class AM, 5.48%,
  3/10/39                                                  970,000       931,296
GS Mortgage Securities Corp.,
  Series 2007-EOP, Class A1,
  5.41%, 3/6/20 (a)                                      2,245,925     2,245,925
GS Mortgage Securities Corp.,
  IO, Series 1997-GL, Class
  X2, 0.67%, 7/13/30
  (a)(c)                                                    36,691           638
LB-UBS Commercial Mortgage
  Trust, Series 2006-C6,
  Class A4, 5.37%, 9/15/39                               1,100,000     1,058,117
Morgan Stanley Capital I,
  Series 2006-HQ10, Class A4,
  5.33%, 11/12/41                                        1,000,000       958,057

COMMERCIAL MORTGAGE BACKED SECURITIES, CONTINUED
Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.30%, 11/23/43 (a)(b)                                   987,411       976,352
                                                                     -----------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $13,379,518)                                                    13,121,176
                                                                     -----------
FOREIGN BONDS - 5.6%
DOMINICAN REPUBLIC - 0.3%
Dominican Republic Treasury
  Bill, 13.00%, 10/22/07 (e)                               300,000       300,554
                                                                     -----------
                                                                         300,554
                                                                     -----------
ICELAND - 1.0%
Kaupthing Bank, 6.06%,
  1/15/10 (a)(b)                                         1,250,000     1,263,003
                                                                     -----------
                                                                       1,263,003
                                                                     -----------
NETHERLANDS - 0.9%
Shell International Finance
  BV, 5.20%, 3/22/17                                     1,100,000     1,061,624
                                                                     -----------
                                                                       1,061,624
                                                                     -----------
SOUTH KOREA - 1.1%
Citibank Korea, Inc., 4.68%,
  6/18/13, Callable 6/18/08 @
  100 (a)                                                1,400,000     1,389,137
                                                                     -----------
                                                                       1,389,137
                                                                     -----------
UNITED KINGDOM - 2.3%
Barclays Bank plc, 5.93%,
  12/31/49 (b)                                           1,500,000     1,432,734
Granite Master Issuer plc,
  Series 2005-4, Class A3,
  5.43%, 12/20/54 (a)                                    1,400,000     1,400,297
                                                                     -----------
                                                                       2,833,031
                                                                     -----------

TOTAL FOREIGN BONDS
(COST $6,942,942)                                                      6,847,349
                                                                     -----------
INVESTMENT COMPANY - 2.6%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03%  (f)                                  3,180,404     3,180,404
                                                                     -----------
TOTAL INVESTMENT COMPANIES
  (COST $3,180,404)                                                    3,180,404
                                                                     -----------
TOTAL INVESTMENTS (COST $146,616,876) -- 119.9%                      145,828,372
                                                                     ===========


         Percentages indicated are based on net assets of $121,649,307.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on July 31, 2007. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.001% of net assets.

(e) Discount note. Rate presented represents the effective yield at time of purchase.

(f) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

FHA      Federal Housing Administration

IO Interest-Only security. Represents 0.1% of net assets. LLC Limited Liability Co. PLC Public Limited Co.

TBA      Security was traded on a "to be announced" basis.
         Represents 19.5% of net assets.


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)



                                                             SHARES OR
                                                             PRINCIPAL
                                                             AMOUNT ($)    VALUE ($)
                                                             ----------    ---------
CORPORATE OBLIGATIONS - 96.4%
ADVERTISING - 2.0%
Iron Mountain, Inc., 8.63%,
  4/1/13, Callable 4/1/06 @101.44                            100,000      98,000
R.H. Donnelley Corp.
   6.88%, 1/15/13, Callable
   1/15/09 @ 103.44                                          100,000      90,000
   6.88%, 1/15/13, Callable
   1/15/09 @ 103.44                                           90,000      81,000
                                                                       ---------
                                                                         269,000
                                                                       ---------
AEROSPACE & DEFENSE - 1.1%
DRS Technologies, Inc.,
  7.63%, 2/1/18, Callable
  2/01/11 @ 103.81                                           100,000      96,000
Transdigm, Inc., 7.75%,
  7/15/14, Callable 7/15/09 @  105.81                         50,000      49,000
                                                                       ---------
                                                                         145,000
                                                                       ---------
APPAREL MANUFACTURERS - 1.7%
Hanesbrands, Inc., 8.78%,
  12/15/14, Callable
  12/15/08@ 102.00 (b)                                        50,000      49,000
Levi Strauss & Co., 8.88%,
  4/1/16, Callable 4/1/11 @104.44                             50,000      48,250
Quiksilver, Inc., 6.88%,
  4/15/15, Callable 4/15/10 @103.44                          150,000     132,750
                                                                       ---------
                                                                         230,000
                                                                       ---------
AUTO MANUFACTURERS - 1.6%
General Motors Corp.
   7.13%, 7/15/13                                            175,000     148,750
   7.70%, 4/15/16                                             50,000      42,750
Goodyear Tire & Rubber Co.,
  8.63%, 12/1/11, Callable
  12/1/09 @ 104.31 (a)                                        17,000      17,298
                                                                       ---------
                                                                         208,798
                                                                       ---------
BUILDING & CONSTRUCTION PRODUCTS - 2.4%
Ainsworth Lumber Co., Ltd.,
  7.25%, 10/1/12, Callable
  10/1/08 @ 103.63                                           150,000     108,375
Interline Brands, Inc.,
  8.13%, 6/15/14, Callable
  6/15/10 @ 104.06                                            50,000      49,500
Ply Gem Industries, Inc.,
  9.00%, 2/15/12, Callable
  2/18/08 @ 104.50                                           150,000     119,625
U.S. Concrete, Inc., 8.38%,
  4/1/14, Callable 4/1/09 @104.19                             50,000      48,000
                                                                       ---------
                                                                         325,500
                                                                       ---------
CABLE TELEVISION - 3.4%
Barrington Broadcasting Co.,
  10.50%, 8/15/14, Callable
  8/15/10 @ 105.25 (a)                                        50,000      50,500
Bonten Media Acquisition,
  9.00%, 6/1/15, Callable
  6/1/11@ 104.50 (a)                                          75,000      68,250
Cablevision Systems Corp.,
  8.00%, 4/15/12                                             100,000      93,250
General Cable Corp., 7.13%,
  4/1/17, Callable 4/01/12 @
  103.56 (a)                                                  50,000      48,500
Mediacom LLC, 7.88%, 2/15/11,
  Callable 2/15/08 @ 100                                     200,000     194,000
                                                                       ---------
                                                                         454,500
                                                                       ---------
CASINOS & GAMBLING - 8.1%
Choctaw Resort Development
  Entertainment, 7.25%,
  11/15/19, Callable 11/15/11
  @ 103.63 (a)                                                48,000      46,320
Fontainebleau Las Vegas,
  10.25%, 6/15/15, Callable
  6/15/11@ 105.13 (a)                                        100,000      86,250
Great Canadian Gaming Co.,
  7.25%, 2/15/15, Callable
  2/15/11 @ 103.63 (a)                                        50,000      48,000
Greektown Holdings, Inc.,
  10.75%, 12/1/13, Callable
  12/1/10 @ 105.38 (a)                                       125,000     128,125
Inn of the Mountain Gods,
  12.00%, 11/15/10, Callable
  11/15/07 @ 106.00                                           50,000      53,000
Isle of Capri Casinos, Inc.,
  7.00%, 3/1/14, Callable
  3/1/09 @ 103.50                                            150,000     135,187
MGM MIRAGE, Inc., 6.75%,
  4/1/13                                                     100,000      92,250
Mohegan Tribal Gaming, 7.13%,
  8/15/14, Callable 8/15/09 @103.56                           50,000      48,375
MTR Gaming Group, Inc.,
  9.00%, 6/1/12, Callable
  6/1/09 @ 104.50                                            100,000     102,500
Pinnacle Entertainment,
  7.50%, 6/15/15, Callable
  6/15/10 @ 103.75 (a)                                        50,000      46,000
Pokagon Gaming Authority,
  10.38%, 6/15/14, Callable
  6/15/10 @ 105.19 (a)                                        75,000      80,250
San Pasqual Casino, 8.00%,
  9/15/13, Callable 9/15/09 @
  104.00 (a)                                                  25,000      24,813
Seminole Hard Rock
  Entertainment, 7.86%,
  3/15/14, Callable 3/15/09 @
  102.00 (a)(b)                                               25,000      24,500
Seneca Gaming Corp., 7.25%,
  5/1/12, Callable 5/1/08 @103.63                             50,000      49,250
Shingle Springs, 9.38%,
  6/15/15, Callable 6/15/11 @ 104.69 (a)                       50,000      46,750
Turning Stone Resort Casino,
  9.13%, 9/15/14, Callable
  9/15/10 @ 104.56 (a)                                        75,000      75,750
                                                                       ---------
                                                                       1,087,320
                                                                       ---------
CHEMICALS - 3.2%
Georgia Gulf Corp., 9.50%,
  10/15/14, Callable
  10/15/10@ 104.75                                           100,000      95,000
Huntsman International LLC,
  7.88%, 11/15/14, Callable
  11/15/10@ 103.94                                            35,000      37,450
Innophos, Inc., 8.88%,
  8/15/14, Callable 8/16/09
  @ 104.44                                                    50,000      50,250
JohnsonDiversey, Inc., 9.63%,
  5/15/12, Callable 5/15/07
  @ 104.81                                                   100,000     103,000
Lyondell Chemical Co.
   6.88%, 6/15/17, Callable
   6/15/12@ 103.44                                            50,000      52,500
   8.00%, 9/15/14, Callable
   9/15/10 @ 104.00                                           25,000      26,750



   8.25%, 9/15/16, Callable
   9/15/11 @ 104.13                                           25,000      27,375
Mosaic Co., 7.63%, 12/1/16,
  Callable 12/1/11 @ 103.81
  (a)                                                         25,000      25,125
Terra Capital, Inc., 7.00%,
  2/1/17, Callable 2/1/12@103.50                              15,000      14,175
                                                                         -------
                                                                         431,625
                                                                         -------
COMPUTER SERVICES - 0.6%
Activant Solutions, Inc.,
  9.50%, 5/1/16, Callable
  5/1/11 @ 104.75                                             50,000      45,000
Compucom Systems, Inc.,
  12.00%, 11/1/14, Callable
  11/1/10 @ 106.00 (a)                                        25,000      30,000
                                                                         -------
                                                                          75,000
                                                                         -------
CONSUMER PRODUCTS - 1.0%
Smithfield Foods, Inc.,
  7.75%, 7/1/17                                               50,000      48,250
Spectrum Brands, Inc., 7.38%,
  2/1/15, Callable 2/1/10@103.69                              75,000      48,000
Yankee Acquisition Corp.,
  9.75%, 2/15/17, Callable
  2/15/12@ 104.88                                             50,000      44,500
                                                                         -------
                                                                         140,750
                                                                         -------
CONTAINERS - PAPER AND PLASTIC - 2.6%
Owens-Brockway Glass
  Containers, 6.75%, 12/1/14,
  Callable 12/1/09 @ 103.38                                   50,000      46,000
Solo Cup Co., 8.50%, 2/15/14,
  Callable 2/15/09 @ 104.25                                  200,000     162,000
Stone Container Finance Co.
  of Canada, 7.38%, 7/15/14,
  Callable 7/15/09 @ 103.69                                  150,000     137,250
                                                                         -------
                                                                         345,250
                                                                         -------
COSMETICS - 0.3%
Chattem, Inc., 7.00%, 3/1/14,
  Callable 3/1/09 @ 103.50                                    50,000      47,000
                                                                         -------
                                                                          47,000
                                                                         -------
DISTRIBUTION & WHOLESALE - 2.2%
Baker & Taylor, Inc., 11.50%,
  7/1/13, Callable 7/1/10 @
  105.75 (a)                                                 100,000     101,000
Beverages & More, Inc.,
  9.25%, 3/1/12, Callable
  9/1/09 @ 104.63 (a)                                         50,000      49,000
Central Garden & Pet Co.,
  9.13%, 2/1/13, Callable
  2/1/08 @ 104.56                                             50,000      48,625
Jarden Corp., 7.50%, 5/1/17,
  Callable 5/1/12 @ 103.75                                    25,000      22,500
Pegasus Solutions, Inc.,
  10.50%, 4/15/15, Callable
  4/15/11 @ 105.25 (a)                                        50,000      46,750
Pilgrim's Pride Corp., 8.38%,
  5/1/17, Callable 5/1/12 @104.19                             25,000      23,750
                                                                         -------
                                                                         291,625
                                                                         -------
DIVERSIFIED OPERATIONS - 0.9%
Bombardier, Inc., 8.00%,
  11/15/14, Callable 11/15/10
  @ 104.00 (a)                                                25,000      24,750
Snoqualmie Entertainment
  Authority, 9.15%, 2/1/14,
  Callable 2/1/09 @ 103.00
  (a)(b)                                                      25,000      24,625
Susser Holdings LLC, 10.63%,
  12/15/13, Callable 12/15/09
  @ 105.31                                                    72,000      76,320
                                                                         -------
                                                                         125,695
                                                                         -------
EDUCATION - 0.4%
Education Management LLC
   8.75%, 6/1/14, Callable
   6/1/10 @ 104.38                                            25,000      24,875
   10.25%, 6/1/16, Callable
   6/1/11 @ 105.13                                            25,000      24,875
                                                                         -------
                                                                          49,750
                                                                         -------
ELECTRIC - 1.9%
AES Corp., 7.75%, 3/1/14                                      60,000      58,350
Baldor Electic Co., 8.63%,
  2/15/17, Callable 2/15/12 @104.31                           50,000      51,250
CMS Energy Corp., 6.88%,
  12/15/15                                                   100,000      99,163
Edison Mission Energy, 7.20%,
  5/15/19 (a)                                                 50,000      44,625
                                                                         -------
                                                                         253,388
                                                                         -------
ENERGY - 4.0%
Aventine Renewable Energy,
  10.00%, 4/1/17, Callable
  4/1/12 @ 105.00 (a)                                         50,000      47,000
Copano Energy LLC, 8.13%,
  3/1/16, Callable 3/1/11 @104.06                             80,000      80,000
Massey Energy Co., 6.88%,
  12/15/13, Callable 12/15/09
  @ 103.44                                                   100,000      88,125
Mirant North America LLC,
  7.38%, 12/31/13, Callable
  12/31/09 @ 103.69                                           50,000      49,750
NRG Energy, Inc., 7.38%,
  2/1/16, Callable 2/1/11 @103.69                             50,000      48,250
Regency Energy Partners,
  8.38%, 12/15/13, Callable
  12/15/10 @ 104.19 (a)                                       25,000      25,750
Reliant Energy, Inc., 7.63%,
  6/15/14                                                     50,000      47,750
Verasun Energy Corp., 9.88%,
  12/15/12, Callable 12/15/09
  @ 104.94                                                    50,000      51,375
Williams Cos., Inc., 6.38%,
  10/1/10 (a)                                                100,000      98,000
                                                                         -------
                                                                         536,000
                                                                         -------
FINANCE - 7.0%
Basell AF SCA, 8.38%,
  8/15/15, Callable 8/15/10 @
  104.19                                                     150,000     133,500
CCM Merger, Inc., 8.00%,
  8/1/13, Callable 8/1/09 @
  104.00 (a)                                                 150,000     147,750
Ford Motor Credit Co.
   7.38%, 10/28/09                                           250,000     241,354
   7.38%, 2/1/11                                              50,000      46,727
General Motors Acceptance
  Corp., 6.88%, 8/28/12                                      300,000     275,950
MSX International, 12.50%,
  4/1/12, Callable 4/1/09 @
  110.00 (a)                                                  25,000      24,750



Nalco Finance Holdings, Inc.,
  0.00%, 2/1/14, Rate set to
  step up to 9.0% on 2/1/09,
  Callable 2/1/09 @ 104.50 (c)                              75,000        65,250
                                                                         -------
                                                                         935,281
                                                                         -------
HEALTH CARE - 0.2%
HCA, Inc., 9.25%, 11/15/16,
  Callable 11/15/11 @ 104.63 (a)                            25,000        24,813
                                                                         -------
                                                                          24,813
                                                                         -------
INTERNET RELATED - 0.4%
Atlantic Broadband Finance
  LLC, 9.38%, 1/15/14,
  Callable 1/15/09 @104.69                                  50,000        49,500
                                                                         -------
                                                                          49,500
                                                                         -------
LEISURE - 1.6%
AMC Entertainment, Inc.,
  11.00%, 2/1/16, Callable
  2/1/11@ 105.50                                           100,000       103,250
K2, Inc., 7.38%, 7/1/14,
  Callable 7/1/09 @ 103.69                                 108,000       113,400
                                                                         -------
                                                                         216,650
                                                                         -------
MACHINERY - 0.7%
Case New Holland, Inc.,
  7.13%, 3/1/14, Callable
  3/01/10 @ 103.56                                          50,000        48,875
Sensata Technologies, 8.00%,
  5/1/14, Callable 5/1/10 @104.00                           50,000        46,000
                                                                         -------
                                                                          94,875
                                                                         -------
MANUFACTURING - 1.8%
AGY Holding Corp., 11.00%,
  11/15/14, Callable 11/15/10
  @ 105.50 (a)                                              50,000        51,500
American Railcar Industries,
  7.50%, 3/1/14, Callable
  3/1/11 @ 103.75                                           25,000        24,375
Coleman Cable, Inc., 9.88%,
  10/1/12, Callable 10/1/08 @104.94                         50,000        52,000
Freescale Semiconductor,
  Inc., 10.13%, 12/15/16,
  Callable 12/15/11 @ 105.06
  (a)                                                       50,000        44,000
Libbey Glass, Inc., 12.38%,
  6/1/11, Callable 6/1/08 @
  107.50 (b)                                                25,000        27,000
Maax Corp., 9.75%, 6/15/12,
  Callable 6/15/08 @ 104.88                                 50,000        28,250
Tembec Industries, Inc.,
  7.75%, 3/15/12                                            25,000        10,875
                                                                         -------
                                                                         238,000
                                                                         -------
MEDICAL - 2.1%
Advanced Medical Optics,
  7.50%, 5/1/17, Callable
  5/1/12 @ 103.75                                           50,000        45,500
Community Health, 8.88%,
  7/15/15, Callable 7/15/11 @
  104.44 (a)                                                50,000        48,563
MultiPlan, Inc., 10.38%,
  4/15/16, Callable 4/15/11 @
  105.19 (a)                                               100,000        98,000
Omnicare, Inc., 6.75%,
  12/15/13, Callable 12/15/09
  @ 103.38                                                 100,000        91,500
                                                                         -------
                                                                         283,563
                                                                         -------
METAL PROCESSORS & FABRICATION - 0.6%
TriMas Corp., 9.88%, 6/15/12,
  Callable 9/10/07 @ 104.94                                 77,000        76,615
                                                                         -------
                                                                          76,615
                                                                         -------
METALS & MINING - 3.1%
AK Steel Corp., 7.75%,
  6/15/12, Callable 9/7/07 @103.88                         100,000        99,000
Freeport-McMoran Copper &
  Gold, Inc., 8.25%, 4/1/15,
  Callable 4/1/11 @ 104.13                                  50,000        52,375
Gibraltar Industries, Inc.,
  8.00%, 12/1/15, Callable
  12/01/10 @ 104.00                                        150,000       142,500
International Coal Group,
  Inc., 10.25%, 7/15/14,
  Callable 7/15/10 @ 105.13                                 50,000        43,500
Noranda Aluminium
  Acquisition, 9.36%,
  5/15/15, Callable 5/15/08 @
  102.00 (a)(b)                                             50,000        47,500
Tube City IMS Corp., 9.75%,
  2/1/15, Callable 2/1/11 @
  104.88                                                    25,000        24,312
                                                                         -------
                                                                         409,187
                                                                         -------
OIL & GAS - 8.9%
Chaparral Energy, Inc.,
  8.50%, 12/1/15, Callable
  12/1/10 @ 104.25                                         100,000        89,750
Chesapeake Energy Corp.,
  6.88%, 1/15/16, Callable
  1/15/09 @ 103.44                                         100,000        95,250
Cimarex Energy Co., 7.13%,
  5/1/17, Callable 5/1/12 @103.56                           50,000        47,250
Clayton Williams Energy,
  Inc., 7.75%, 8/1/13,
  Callable 8/1/09 @ 103.88                                 200,000       179,000
Colorado Interstate Gas Co.,
  6.80%, 11/15/15                                          150,000       154,044
Compton Petroleum Finance
  Corp., 7.63%, 12/1/13,
  Callable 12/1/09 @ 103.81                                100,000        93,500
Energy Partners Ltd., 9.75%,
  4/15/14, Callable 4/15/11 @
  104.88 (a)                                                50,000        47,500
Forest Oil Corp., 7.25%,
  6/15/19, Callable 6/15/12 @
  103.63 (a)                                                50,000        46,625
Inergy LP/Inergy Finance,
  8.25%, 3/1/16, Callable
  3/1/11 @ 104.13                                          100,000       100,000
Newfield Exploration Co.,
  6.63%, 9/1/14, Callable
  9/1/09 @ 103.31                                          100,000        95,500
Opti Canada, Inc., 7.88%,
  12/15/14, Callable 12/15/10
  @ 104.13 (a)                                              50,000        49,000
Pogo Producing Co., 7.88%,
  5/1/13, Callable 5/1/10 @103.94                          100,000       101,250
Swift Energy Co., 7.63%,
  7/15/11, Callable 7/15/08 @103.81                         50,000        49,250


Tesoro Corp., 6.50%, 6/1/17,
  Callable 6/1/12 @ 103.25 (a)                            50,000          47,250
                                                                       ---------
                                                                       1,195,169
                                                                       ---------
PAPER & RELATED PRODUCTS - 2.7%
Aleris International, Inc.,
  10.00%, 12/15/16,
  Callable 12/15/11 @ 105.00
  (a)                                                     25,000          22,375
Exopack Holding Corp.,
  11.25%, 2/1/14, Callable
  2/1/10 @ 105.62                                         50,000          51,000
Georgia-Pacific Corp., 7.70%,
  6/15/15                                                150,000         142,125
Norampac, Inc., 6.75%,
  6/1/13, Callable 6/1/08 @103.38                        100,000          91,500
Verso Paper Holdings LLC,
  9.13%, 8/1/14, Callable
  8/1/10 @ 104.56 (a)                                     50,000          50,125
                                                                       ---------
                                                                         357,125
                                                                       ---------
PIPELINES - 2.7%
Dynegy Holdings, Inc., 8.38%,
  5/1/16                                                 150,000         139,500
El Paso Corp., 7.00%, 6/15/17                            100,000          96,048
Mueller Water Products,
  7.38%, 6/1/17, Callable
  6/1/12 @ 103.69 (a)                                     25,000          23,375
Semgroup LP, 8.75%, 11/15/15,
  Callable 11/15/10 @ 104.38
  (a)                                                     50,000          49,250
Williams Partners LP, 7.25%,
  2/1/17 (a)                                              50,000          48,500
                                                                       ---------
                                                                         356,673
                                                                       ---------
PRINTING & PUBLISHING - 3.1%
Block Communications, Inc.,
  8.25%, 12/15/15, Callable
  12/15/10 @ 104.13 (a)                                   50,000          49,250
Canwest Mediaworks LP, 9.25%,
  8/1/15, Callable 8/1/11 @
  104.63 (a)                                              50,000          48,500
Idearc, Inc., 8.00%,
  11/15/16, Callable 11/15/11
  @ 104.00                                                50,000          47,375
Medimedia USA, Inc., 11.38%,
  11/15/14, Callable 11/15/09
  @ 105.69 (a)                                            50,000          52,500
Morris Publishing, 7.00%,
  8/1/13, Callable 8/1/08 @103.50                        100,000          87,250
Sheridan Group, Inc., 10.25%,
  8/15/11, Callable 9/7/07 @105.12                       100,000         101,000
Valassis Communication,
  8.25%, 3/1/15, Callable
  3/1/11 @ 104.13 (a)                                     35,000          29,750
                                                                       ---------
                                                                         415,625
                                                                       ---------
RENTAL - AUTO AND EQUIPMENT - 2.1%
Avis Budget Car Rental, Inc.,
  7.63%, 5/15/14, Callable
  5/15/10 @ 103.81                                       100,000          96,000
Hertz Corp., 8.88%, 1/1/14,
  Callable 1/1/10 @104.44                                100,000         100,000
Navios Maritime Holdings,
  9.50%, 12/15/14, Callable
  12/15/10 @ 104.75 (a)                                   30,000          30,450
Rental Service Corp., 9.50%,
  12/1/14, Callable 12/1/10
  @ 104.75 (a)                                            50,000          48,750
                                                                       ---------
                                                                         275,200
                                                                       ---------
RESTAURANTS - 3.3%
Buffets, Inc., 12.50%,
  11/1/14, Callable 11/1/10
  @ 106.25                                                50,000          40,500
Dave & Buster's, Inc.,
  11.25%, 3/15/14, Callable
  3/15/10 @ 105.62                                        50,000          48,500
Landry's Restaurants, Inc.,
  7.50%, 12/15/14, Callable
  12/15/09 @ 103.75                                      200,000         193,000
NPC International, Inc.,
  9.50%, 5/1/14, Callable
  5/1/10 @ 104.75                                         50,000          46,000
Outback Steakhouse, Inc.,
  10.00%, 6/15/15, Callable
  6/15/11 @ 105.00  (a)                                   75,000          65,250
Sbarro, Inc., 10.38%, 2/1/15,
  Callable 2/1/10 @ 107.78                                50,000          43,750
                                                                       ---------
                                                                         437,000
                                                                       ---------
RETAIL - 1.6%
Claire's Stores, Inc., 9.63%,
  6/1/15, Callable 6/1/11 @
  104.81 (a)                                              50,000          41,000
Linens 'N Things, Inc.,
  10.99%, 1/15/14, Callable
  1/15/08 @ 102.00 (b)                                    50,000          32,500
Pep Boys, 7.50%, 12/15/14,
  Callable 12/15/09 @ 103.75                              50,000          47,750
Stater Brothers Holdings,
  7.75%, 4/15/15, Callable
  4/15/11 @ 103.88 (a)                                    50,000          46,500
United Auto Group, Inc.,
  7.75%, 12/15/16, Callable
  12/15/11 @ 103.88                                       50,000          48,000
                                                                       ---------
                                                                         215,750
                                                                       ---------
SEISMIC DATA COLLECTION - 0.7%
CIE Gener de Geophysique,
  7.50%, 5/15/15, Callable
  5/15/10 @ 103.75                                        50,000          48,750
Seitel, Inc., 9.75%, 2/15/14,
  Callable 2/15/11 @ 104.88 (a)                           50,000          46,750
                                                                       ---------
                                                                          95,500
                                                                       ---------
SPECIAL PURPOSE ENTITY - 4.3%
Altra Industrial Motion,
  9.00%, 12/1/11, Callable
  12/1/08 @ 104.50 (a)                                    50,000          51,000
Buffalo Thunder Development
  Authority, 9.38%, 12/15/14,
  Callable 12/15/10 @
  104.69 (a)                                              50,000          46,500
Cellu Tissue Holdings, Inc.,
  9.75%, 3/15/10, Callable
  9/7/07 @ 107.31                                         50,000          47,000
CHR Intermediate Compcoo,
  12.61%, 6/1/13, Callable
  9/1/07 @ 100.00 (a)(b)                                  50,000          49,813
Hawker Beechcraft Acquisition Co.
   9.75%, 4/1/17(a), Callable
   4/1/12 @ 104.88                                        25,000          24,750
   8.50%, 4/1/15(a), Callable
   4/1/11 @ 104.25                                        50,000          50,000
Kar Holdings, Inc., 8.75%,
  5/1/14, Callable 5/1/10 @
  104.38 (a)                                              50,000          45,000


Local TV Finance LLC, 9.25%,
  6/15/15, Callable 6/15/11 @
  104.63 (a)                                               50,000         47,500
Momentive Performance, 9.75%,
  12/1/14, Callable 12/1/10
  @ 104.88 (a)                                             50,000         48,000
Petroplus Finance Ltd.,
  7.00%, 5/1/17, Callable
  5/1/12 @ 103.50 (a)                                      75,000         68,437
Rare Restaurant Group Ll,
  9.25%, 5/15/14, Callable
  5/15/11 @ 104.63 (a)                                     50,000         48,000
UCI Holdco, Inc., 12.36%,
  12/15/13, Callable 12/15/07
  @ 100.00 (a)(b)                                          53,048         52,783
                                                                      ----------
                                                                         578,783
                                                                      ----------
TELECOMMUNICATIONS - 10.2%
Broadview Network Holdings,
  11.38%, 9/1/12, Callable
  9/1/09 @ 105.69 (a)                                      25,000         25,250
Centennial Communications
  Corp., 10.00%, 1/1/13,
  Callable 1/1/09 @ 107.50                                100,000        104,500
Cincinnati Bell, Inc., 8.38%,
  1/15/14, Callable 1/15/09 @104.19                       100,000         95,000
Cricket Communications,
  9.38%, 11/1/14, Callable
  11/1/10 @ 104.69                                         50,000         49,312
Insight Midwest LP, 9.75%,
  10/1/09, Callable 9/7/07 @101.62                        130,000        129,675
IPCS, Inc., 8.61%, 5/1/14,
  Callable 5/1/08 @ 102.00
  (a)(b)                                                  100,000         96,750
Level 3 Financing, Inc.,
  9.25%, 11/1/14, Callable
  11/1/10 @ 104.63 (a)                                     50,000         47,750
Metropcs Wireless, Inc.
   9.25%, 11/1/14(a),
   Callable 11/1/10 @104.63                                50,000         49,000
   9.25%, 11/1/14(a),
   Callable 11/1/10 @104.63                                50,000         49,000
Nordic Telephone Co.,
  Holdings, 8.88%, 5/1/16,
  Callable 5/1/11 @ 104.44 (a)                             50,000         49,500
NTL Cable plc, 9.13%,
  8/15/16, Callable 8/15/11 @104.56                       125,000        126,250
Panamsat Corp., 9.00%,
  6/15/16, Callable 6/15/11 @104.50                        50,000         50,125
Qwest Corp., 5.63%, 11/15/08                              150,000        148,687
Radio One, Inc., 6.38%,
  2/15/13, Callable 2/15/09 @103.19                        50,000         45,250
Suncom Wireless Holdings,
  Inc., 8.50%, 6/1/13,
  Callable 6/1/08 @ 104.25                                150,000        150,750
West Corp., 11.00%, 10/15/16,
  Callable 10/15/11 @ 105.50                               25,000         24,875
Wind Acquisition Financial
  SA, 10.75%, 12/1/15,
  Callable 12/1/10 @ 105.38 (a)                           100,000        103,000
Windstream Corp., 8.63%,
  8/1/16, Callable 8/1/11 @104.31                          25,000         25,313
                                                                      ----------
                                                                       1,369,987
                                                                      ----------
TOBACCO - 0.2%
Alliance One International,
  Inc., 8.50%, 5/15/12 (a)                                 25,000         24,625
                                                                      ----------
                                                                          24,625
                                                                      ----------
TRANSPORTATION - 0.6%
Bristow Group, Inc., 7.50%,
  9/15/17, Callable 9/15/12 @
  103.75 (a)                                               50,000         49,500
Saint Acquisition Corp.,
  13.11%, 5/15/15, Callable
  5/15/09 @ 102.00 (a)(b)                                  50,000         35,500
                                                                      ----------
                                                                          85,000
                                                                      ----------
WASTE DISPOSAL - 1.1%
Allied Waste North America,
  Inc., 7.38%, 4/15/14,
  Callable 4/15/09 @ 103.69                               150,000        141,375
                                                                      ----------
                                                                         141,375
                                                                      ----------

TOTAL CORPORATE OBLIGATIONS
(COST $13,384,147)                                                    12,892,497
                                                                      ----------
INVESTMENT COMPANY - 1.5%
Northern Institutional
  Diversified Asset
  Portfolio, 5.03%  (d)                                   192,658        192,658
                                                                      ----------
TOTAL INVESTMENT COMPANY
(COST $192,658)                                                          192,658
                                                                      ----------
TOTAL INVESTMENTS (COST $13,576,805) -- 97.9%                         13,085,155
                                                                      ==========

         Percentages indicated are based on net assets of $13,371,848.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Trustees.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)      Step Bond. Income recognition is on the effective yield method for Step
         Bonds.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

LLC      Limited Liability Co.

LP       Limited Partnership

PLC      Public Limited Co.


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT ($)    VALUE ($)
                                                        ----------    ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 43.7%
FEDERAL HOME LOAN MORTGAGE CORP. - 11.9%
  Pool #G12317
   5.50%, 8/1/21                                         194,036        191,655
  Pool #847557
   5.36%, 7/1/34 (a)                                     193,537        196,473
  Pool #G02981
   6.00%, 6/1/37                                         198,265        196,707
  Pool #1J1313
   6.46%, 6/1/36 (a)                                     294,643        296,377
  Pool #1B2655
   4.15%, 12/1/34 (a)                                    225,094        225,790
  TBA August
   5.50%, 8/15/36                                      1,000,000        965,938
  TBA August
   6.00%, 8/15/37                                        150,000        148,781
                                                                   ------------
                                                                      2,221,721
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.6%
  Pool #781922
   5.00%, 2/1/21                                         395,026        383,004
  Pool #740686
   6.50%, 10/1/33                                        462,890        471,252
  Pool #922090
   5.93%, 3/1/37                                         358,337        359,634
  Pool #256723
   6.50%, 5/1/37                                         189,652        191,573
  TBA August
   5.50%, 8/15/37                                        850,000        820,781
   5.00%, 8/1/33                                       1,300,000      1,219,156
  TBA August
   6.00%, 8/15/36                                        600,000        594,375

                                                                   ------------
                                                                      4,039,775
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
     TBA August, 6.00%, 8/15/36                          200,000        199,688
                                                                   ------------
                                                                        199,688
                                                                   ------------
U.S. TREASURY NOTES - 9.1%
   4.25%, 11/15/13                                       195,000        190,689
   4.50%, 5/15/17                                        140,000        137,014
   4.75%, 5/31/12                                        585,000        588,565
   4.50%, 3/31/12                                        295,000        293,571
   4.75%, 2/28/09                                        500,000        500,781
                                                                   ------------
                                                                      1,710,620
                                                                   ------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(COST $8,181,046)                                                     8,171,804
                                                                   ------------
CORPORATE OBLIGATIONS - 30.6%
AUTO MANUFACTURERS - 0.7%
General Motors, 8.25%, 7/15/23                           150,000        122,250
                                                                   ------------
                                                                        122,250
                                                                   ------------
BANKING - 1.4%
American Express Centurion
  Bank, 5.95%, 6/12/17                                   100,000        100,494
Bank of America N.A., 6.10%, 6/15/17                     150,000        151,177
                                                                   ------------
                                                                        251,671
                                                                   ------------
BUILDING & CONSTRUCTION PRODUCTS - 1.1%
Martin Marietta Materials,
  Inc., 5.51%, 4/30/10 (a)                               100,000         99,969
Masco Corp., 5.66%, 3/12/10                              100,000         99,030
                                                                   ------------
                                                                        198,999
                                                                   ------------
ELECTRIC - 4.3%
MidAmerican Energy Co.,
  5.95%, 7/15/17                                         450,000        452,532
Progress Energy, Inc., 5.76%,
  11/14/08, Callable 8/14/07 @ 100 (a)                   250,000        250,385
Puget Sound Energy, Inc., 6.97%, 6/1/67,
  Callable 6/1/17 @ 100                                  100,000         98,155
                                                                   ------------
                                                                        801,072
                                                                   ------------
FINANCE - 8.3%
Ford Motor Credit Co., LLC
   4.95%, 1/15/08                                        250,000        246,908
   5.80%, 1/12/09                                        275,000        264,084
   7.25%, 10/25/11                                        25,000         22,850
General Motors Acceptance
  Corp., 4.38%, 12/10/07                                 500,000        493,371
Preferred Term Securities
  XXII Ltd., 5.70%, 9/22/36,
  Callable 6/22/11 @ 100 (a)(b)                          200,000        199,900
SLM Corp.
   4.00%, 1/15/10                                        150,000        140,483
   4.50%, 7/26/10                                         50,000         46,757
Xtra Finance Corp., 5.15%, 4/1/17 (b)                    150,000        144,352
                                                                   ------------
                                                                      1,558,705
                                                                   ------------
HOSPITALS - 1.4%
HCA Inc., 8.75%, 9/1/10                                  275,000        267,437
                                                                   ------------
                                                                        267,437
                                                                   ------------
MEDIA - 2.9%
Time Warner Cable, Inc., 5.85%,
   5/1/17 (b)                                            150,000        144,658

Time Warner Entertainment,
  8.88%, 10/1/12                                         350,000        396,669
                                                                   ------------
                                                                        541,327
                                                                   ------------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 6.11%, 12/18/09 (a)                         100,000        101,244
                                                                   ------------
                                                                        101,244
                                                                   ------------
RETAIL - 2.1%
Federated Retail Holdings,
  Inc., 5.90%, 12/1/16                                   150,000        145,083
Kimberly-Clark Corp., 6.13%, 8/1/17                      250,000        251,761
                                                                   ------------
                                                                        396,844
                                                                   ------------
TELECOMMUNICATIONS - 3.3%
AT&T, Inc., 5.10%, 9/15/14                               200,000        189,418
Sprint Nextel Corp., 6.00%, 12/1/16                      150,000        141,556
Verizon Pennsylvania, Inc., 5.65%,
  11/15/11                                               275,000        275,989
                                                                   ------------
                                                                        606,963
                                                                   ------------
TRANSPORTATION - 4.6%
Burlington Northern Santa Fe
  Railway Co., 4.83%, 1/15/23                            251,263        242,501
Continental Airlines, Inc., 5.98%,
  4/19/22                                                200,000        191,874
Union Pacific Railroad, 5.08%,
  1/2/29                                                 299,279        287,721
Union Pacific Corp., 5.65%, 5/1/17                       150,000        145,611
                                                                   ------------
                                                                        867,707
                                                                   ------------

TOTAL CORPORATE OBLIGATIONS
(COST $5,766,287)                                                     5,714,219
                                                                   ------------
ASSET BACKED SECURITIES - 10.5%
Americredit Automobile
  Receivables Trust, Series
  2005-CF, Class A3, 4.47%, 5/6/10                       196,126        195,622
Asset Backed Funding Certificates,
  Series 2003-AHL1, Class A1,
  3.68%, 3/25/33                                         210,318        190,926
Cairn Mezzanine plc, Series 2007-3A,
  Class B1, 6.24%, 8/13/47 (a)(b)                        145,000        126,835
Capital One Auto Finance Trust,
  Series 2006-B, Class A2, 5.53%,
  5/15/09                                                 27,071         27,070
Citibank Credit Card Issuance
  Trust, 5.35%, 7/12/12 (a)                              200,000        199,927
Citigroup Mortgage Loan Trust, Inc.,
  Series 2005-WF2, Class AF2, 4.92%,
  8/25/35                                                 31,853         31,698
Countrywide Asset-Backed
  Certificates, Series 2006-S4,
  Class A3, 5.80%, 7/25/34                               210,000        208,946
GE Business Loan Trust,
  Series 2006-2A, Class A,
  5.50%, 11/15/34 (a)(b)                                 254,079        253,113
GMAC Mortgage Corp., Loan
  Trust, Series 2006-HE3,
  Class A3, 5.81%, 10/25/36                              170,000        169,783
MBNA Credit Card Master Note
  Trust, Series 2006-A4,
  Class A4, 5.31%, 9/15/11 (a)                           300,000        300,048
SLM Student Loan Trust,
  Series 2005-A, Class A1,
  5.40%, 6/15/18 (a)                                     264,406        264,374
                                                                   ------------

TOTAL ASSET BACKED SECURITIES
(COST $2,000,384)                                                     1,968,342
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.77%, 5/25/35 (a)                          200,000        197,963
Countrywide Home Loans,
  Series 2003-8, Class A2,
  5.82%, 5/25/18 (a)                                     182,422        183,941
Deutsche Mortgage Securities,
  Inc., Series 2005-WF1,
  Class 1A1, 5.06%, 6/26/35 (a)(b)                       194,277        192,710
Fannie Mae, Series 2007-13,
  Class FA, 5.57%, 3/25/37 (a)                           337,302        336,303
Freddie Mac
  Series 2988, Class AF,
   5.62%, 6/15/35 (a)                                    175,596        174,449
  Series 3212, Class BK,
   5.40%, 9/15/36                                        150,000        142,982
Freddie Mac Reference Remic,
  Series R008, Class FK,
  5.72%, 7/15/23 (a)                                     262,407        262,711
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR,
  Class 2A3, 5.77%, 3/25/36 (a)                          276,911        279,828
Residential Accredit Loans, Inc.
  Series 2007-QS1, Class 2A8,
   5.62%, 1/25/37 (a)                                    370,829        370,410
  Series 2007-QS2, Class A4,
   6.25%, 1/25/37                                        175,248        174,538
Residential Asset Securitization Trust
  Series 2003-A15, Class 1A2,
   5.77%, 2/25/34 (a)                                    266,679        267,497
  Series 2006-A1, Class 1A3,
   6.00%, 4/25/36                                        114,068        114,273
                                                                   ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $2,702,059)                                                     2,697,605
                                                                   ------------

COMMERCIAL MORTGAGE BACKED SECURITIES - 11.9%
Bear Stearns Commercial
  Mortgage Securities, Series
  2006-T24, Class A4, 5.43%,
  10/12/41                                               200,000        194,806
Citigroup Commercial Mortgage
  Trust, Series 2006-C5,
  Class A2, 5.38%, 10/15/49                              200,000        198,204
Citigroup/Deutsche Bank
  Commercial Mortgage Trust,
  Series 2007-CD4, Class A2B,
  5.21%, 12/11/49                                        200,000        196,424
Commercial Mortgage Pass -
Through Certificate
  Series 2005-FL11, Class A1,
   5.47%, 11/15/17(a)(b)                                  64,967         64,968
  Series 2006-FL12, Class A2,
   5.42%, 12/15/20(a)(b)                                 337,943        337,856

CWCapital Cobalt, Series 2006-C1,
  Class A2, 5.17%, 8/15/48                               200,000        196,598
Greenwich Capital Commercial
  Funding Corp., Series 2007-GG9,
  Class AM, 5.48%, 3/10/39                               160,000        153,616
GS Mortgage Securities Corp.,
  Series 2007-EOP, Class A1,
  5.41%, 3/6/20 (a)                                      374,321        374,321
LB-UBS Commercial Mortgage
  Trust, Series 2006-C6,
  Class A4, 5.37%, 9/15/39                               200,000        192,385
Morgan Stanley Capital I,
  Series 2006-HQ10, Class A4,
  5.33%, 11/12/41                                        180,000        172,450
Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.30%, 11/23/43 (a)(b)                                 148,112        146,453
                                                                   ------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $2,272,126)                                                     2,228,081
                                                                   ------------
FOREIGN BONDS - 7.2%
DOMINICAN REPUBLIC - 0.3%
Dominican Republic Treasury Bill,
  13.00%, 10/22/07 (c)                                    50,000         50,092
                                                                   ------------
                                                                         50,092
                                                                   ------------
ICELAND - 1.2%
Kaupthing Bank, 6.06%,
  1/15/10 (a)(b)                                         225,000        227,341
                                                                   ------------
                                                                        227,341
                                                                   ------------
NETHERLANDS - 1.8%
Shell International Finance BV,
  5.20%, 3/22/17                                         350,000        337,790
                                                                   ------------
                                                                        337,790
                                                                   ------------
SOUTH KOREA - 1.3%
Citibank Korea, Inc., 4.68%, 6/18/13,
  Callable 6/18/08 @ 100 (a)                             250,000        248,060
                                                                   ------------
                                                                        248,060
                                                                   ------------
UNITED KINGDOM - 2.6%
Barclays Bank plc, 5.93%, 12/31/49 (b)                   300,000        286,547
Granite Master Issuer plc,
  Series 2005-4, Class A3,
  5.43%, 12/20/54 (a)                                    200,000        200,042
                                                                   ------------
                                                                        486,589
                                                                   ------------

TOTAL FOREIGN BONDS
(COST $1,372,807)                                                     1,349,872
                                                                   ------------
INVESTMENT COMPANY - 3.0%
Northern Institutional Diversified
  Asset Portfolio, 5.03% (d)                             562,181        562,181
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $562,181)                                                         562,181
                                                                   ------------
TOTAL INVESTMENTS (COST $22,856,890) --
  121.3%                                                             22,692,104
                                                                   ============

         Percentages indicated are based on net assets of $18,710,762.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Discount note. Rate presented represents the effective yield at time of purchase.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

LLC      Limited Liability Co.

PLC      Public Limited Co.

TBA      Security traded on a "to be announced" basis.
         Represents 21.1% of net assets.


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                           SHARES     VALUE ($)
                                                           ------     ---------
COMMON STOCKS - 95.3%
AEROSPACE & DEFENSE - 6.1%
General Dynamics Corp.                                     24,450     1,920,792
The Boeing Co.                                             19,750     2,042,742
United Technologies Corp.                                  10,550       769,834
                                                                   ------------
                                                                      4,733,368
                                                                   ------------
BIOTECHNOLOGY - 3.4%
Gilead Sciences, Inc. (a)                                  70,500     2,624,715
                                                                   ------------
                                                                      2,624,715
                                                                   ------------
BUSINESS SERVICES - 0.8%
Fluor Corp.                                                 5,150       594,877
                                                                   ------------
                                                                        594,877
                                                                   ------------
CABLE TELEVISION - 0.7%
Comcast Corp., Class A (a)                                 21,600       567,432
                                                                   ------------
                                                                        567,432
                                                                   ------------
CASINOS & GAMBLING - 1.0%
International Game Technology                              21,650       764,678
                                                                   ------------
                                                                        764,678
                                                                   ------------
CHEMICALS - 3.5%
Monsanto Co.                                               42,550     2,742,347
                                                                   ------------
                                                                      2,742,347
                                                                   ------------
COMPUTER SOFTWARE - 6.7%
Adobe Systems, Inc. (a)                                    63,150     2,544,313
Electronic Arts, Inc. (a)                                  22,650     1,101,696
Microsoft Corp.                                            51,650     1,497,334
                                                                   ------------
                                                                      5,143,343
                                                                   ------------
COMPUTERS - 9.3%
Apple Computer, Inc. (a)                                   26,850     3,537,756
Hewlett-Packard Co.                                        29,800     1,371,694
Research In Motion Ltd. (a)                                10,700     2,289,800
                                                                   ------------
                                                                      7,199,250
                                                                   ------------
CONSUMER PRODUCTS - 7.0%
Colgate-Palmolive Co.                                      42,100     2,778,600
PepsiCo, Inc.                                              40,400     2,651,048
                                                                   ------------
                                                                      5,429,648
                                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.0%
Joy Global, Inc.                                           15,150       749,774
                                                                   ------------
                                                                        749,774
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 2.7%
Broadcom Corp., Class A (a)                                18,500       606,985
Emerson Electric Co.                                       15,600       734,292
Microchip Technology, Inc.                                 21,000       762,510
                                                                   ------------
                                                                      2,103,787
                                                                   ------------
FARM MACHINERY & EQUIPMENT - 3.1%
Deere & Co.                                                19,800     2,384,316
                                                                   ------------
                                                                      2,384,316
                                                                   ------------
FINANCIAL SERVICES - 8.8%
Ambac Financial Group, Inc.                                 7,900       530,485
Blackstone Group LP (a)                                     6,850       164,469
CME Group, Inc.                                             5,600     3,094,000
Goldman Sachs Group, Inc.                                   8,900     1,676,226
Nymex Holdings, Inc.                                        2,800       348,600
UBS AG-ADR                                                 17,350       955,464
                                                                   ------------
                                                                      6,769,244
                                                                   ------------
FOOD & BEVERAGE - 2.2%
Wm. Wrigley Jr. Co.                                        13,750       793,100
Yum! Brands, Inc.                                          27,300       874,692
                                                                   ------------
                                                                      1,667,792
                                                                   ------------
HEALTH CARE - 4.5%
Baxter International, Inc.                                 20,700     1,088,820
DENTSPLY International, Inc.                               20,800       758,992
Medtronic, Inc.                                            11,300       572,571
Zimmer Holdings, Inc. (a)                                  13,250     1,030,320
                                                                   ------------
                                                                      3,450,703
                                                                   ------------
HOTELS & LODGING - 3.5%
Las Vegas Sands Corp. (a)                                  31,100     2,713,475
                                                                   ------------
                                                                      2,713,475
                                                                   ------------
INSURANCE - 1.0%
AFLAC, Inc.                                                14,250       742,710
                                                                   ------------
                                                                        742,710
                                                                   ------------
INTERNET RELATED - 3.5%
Google, Inc., Class A (a)                                   5,300     2,703,000
                                                                   ------------
                                                                      2,703,000
                                                                   ------------
MOTOR VEHICLES - 0.4%
Harley-Davidson, Inc.                                       4,800       275,136
                                                                   ------------
                                                                        275,136
                                                                   ------------
OIL & GAS - 5.7%
Schlumberger Ltd.                                          22,750     2,154,880
Smith International, Inc.                                  36,450     2,238,394
                                                                   ------------
                                                                      4,393,274
                                                                   ------------
PHARMACEUTICALS - 10.6%
Abbott Laboratories                                        49,050     2,486,345
Alcon, Inc., ADR                                            6,950       948,675
Allergan, Inc.                                             16,000       930,080
Genentech, Inc. (a)                                        25,029     1,861,657
Roche Holdings Ltd. - ADR                                   7,250       646,439
Schering-Plough Corp.                                      46,950     1,339,953
                                                                   ------------
                                                                      8,213,149
                                                                   ------------
RETAIL - 2.9%
Kohl's Corp. (a)                                           19,900     1,209,920
Target Corp.                                               17,100     1,035,747
                                                                   ------------
                                                                      2,245,667
                                                                   ------------
TELECOMMUNICATIONS - 6.9%
Cisco Systems, Inc. (a)                                   108,950     3,149,744
QUALCOMM, Inc.                                             20,900       870,485
Nokia Corp., ADR                                           45,400     1,300,256
                                                                   ------------
                                                                      5,320,485
                                                                   ------------

TOTAL COMMON STOCKS
(COST $64,980,636)                                                   73,532,170
                                                                   ------------
INVESTMENT COMPANY - 5.5%
Northern Institutional Diversified
  Asset Portfolio, 5.03%, (b)                           4,235,524     4,235,524
                                                                   ------------

TOTAL INVESTMENT COMPANY
(COST $4,235,524)                                                     4,235,524
                                                                   ------------
TOTAL INVESTMENTS (COST $69,216,160) -- 100.8%                       77,767,694
                                                                   ============

        Percentages indicated are based on net assets of $77,149,409.

(a)     Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR     American Depositary Receipt

LP      Limited Partnership


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)

                                                           SHARES     VALUE ($)
                                                           ------     ---------
COMMON STOCKS - 98.7%
AUSTRALIA - 3.8%
Coles Myer Ltd.                                            10,200       125,290
Macquarie Airports                                        999,194     3,668,134
National Australia Bank Ltd.                              131,665     4,282,287
QBE Insurance Group Ltd.                                  154,900     3,910,514
Zinifex Ltd.                                              235,900     3,900,643
                                                                   ------------
                                                                     15,886,868
                                                                   ------------
AUSTRIA - 1.9%
OMV AG                                                     49,300     3,062,623
Voestalpine AG                                             59,600     4,957,837
                                                                   ------------
                                                                      8,020,460
                                                                   ------------
BELGIUM - 1.0%
Fortis                                                    106,100     4,181,270
                                                                   ------------
BRAZIL - 2.1%
Banco Do Brasil S.A.                                       60,000       946,714
Gerdau SA ADR                                              75,150     1,899,041
Petroleo Brasileiro SA ADR                                 55,400     3,094,090
Unibanco ADR                                                8,100       944,784
Usinas Siderurgicas de Minas
  Gerais SA                                                30,200     1,861,127
                                                                   ------------
                                                                      8,745,756
                                                                   ------------
CANADA - 2.5%
Canadian Imperial Bank of
  Commerce                                                 21,000     1,821,378
Encana Corp.                                               59,500     3,643,085
Gerdau Ameristeel Corp.                                   161,000     2,125,532
Nexen, Inc.                                                    34         1,055
Teck Cominco Ltd., B shares                                64,600     2,865,054
                                                                   ------------
                                                                     10,456,104
                                                                   ------------
CHINA - 0.3%
China Petroleum & Chemical Corp.                          592,000       628,213
China Telecom Corp., Ltd.                               1,264,000       731,751
                                                                   ------------
                                                                      1,359,964
                                                                   ------------
DENMARK - 0.3%
Carlsberg AS, Class B                                       8,600     1,103,444
                                                                   ------------
FINLAND - 0.3%
Nokia Oyj                                                  52,100     1,488,160
                                                                   ------------
FRANCE - 12.5%
Air France-KLM                                             28,700     1,291,672
BNP Paribas SA                                             64,580     7,098,207
Credit Agricole SA                                         98,989     3,781,912
France Telecom SA                                         107,200     2,881,673
Lagardere S.C.A.                                           34,800     2,748,651
Michelin, B Shares                                         39,700     5,241,007
Renault SA                                                 62,300     9,002,685
Sanofi-Aventis                                             68,900     5,770,615
Societe Generale                                           35,385     6,081,293
Total SA                                                  110,600     8,709,003
                                                                   ------------
                                                                     52,606,718
                                                                   ------------
GERMANY - 11.5%
Allianz SE                                                 39,800     8,470,463
BASF AG                                                    48,300     6,246,291
Continental AG                                             14,900     2,153,714
DaimlerChrysler AG                                         23,300     2,109,805
Deutsche Bank AG                                           16,600     2,261,631
Deutsche Lufthansa AG                                     162,600     4,566,378
Deutsche Telekom AG                                       241,900     4,156,443
E.ON AG                                                    41,000     6,428,671
Muenchener Rueckversicherungs-
  Gesellsch AG                                             43,400     7,468,529
RWE AG                                                     44,500     4,714,270
                                                                   ------------
                                                                     48,576,195
                                                                   ------------
GREECE - 0.4%
Public Power Corp.                                         61,000     1,816,221
                                                                   ------------
HONG KONG - 0.5%
China Netcom Group Corp., Ltd.                            462,000     1,178,389
Sino Land Co., Ltd.                                       396,695       883,512
                                                                   ------------
                                                                      2,061,901
                                                                   ------------
INDIA - 0.4%
State Bank of India GDR                                    17,600     1,712,480
                                                                   ------------
ITALY - 3.8%
Buzzi Unicem SpA                                           91,400     2,805,686
ENI SpA                                                   210,800     7,376,493
Fondiaria-SAI SpA                                          60,800     2,901,768
Fondiaria-SAI SpA-RNC                                      18,700       652,496
Italcementi SpA                                            91,700     2,515,014
                                                                   ------------
                                                                     16,251,457
                                                                   ------------
JAPAN - 21.7%
Alps Electric Co., Ltd.                                    55,000       545,199
Canon, Inc.                                                32,250     1,704,768
EDION Corp.                                                67,800       738,777
FUJITSU Ltd.                                              441,000     2,911,172
Honda Motor Co., Ltd.                                      47,000     1,706,762
Isuzu Motors, Ltd.                                        570,000     3,094,768
ITOCHU Corp.                                              136,000     1,706,268
JFE Holdings, Inc.                                        110,400     7,572,197
Kyushu Electric Power Co., Inc.                           101,300     2,406,437
Mitsubishi Chemical Holdings Corp.                        187,000     1,700,007
Mitsubishi Corp.                                          129,000     3,809,973
Mitsubishi UFJ Financial Group, Inc.                          262     2,796,384
Mitsui & Co., Ltd.                                        209,000     4,912,234
Mitsui Chemicals, Inc.                                    417,000     3,235,637
Mitsui O.S.K. Lines, Ltd.                                 327,000     5,105,658
NAMCO BANDAI  Holdings, Inc.                              123,800     1,940,062
Nippon Mining Holdings, Inc.                              360,000     3,619,536
Nippon Telegraph & Telephone Corp.                            881     3,832,096
Nippon Yusen Kabushiki Kaisha                             152,000     1,532,610
Nissan Motor Co., Ltd.                                    303,000     3,275,408
ORIX Corp.                                                 21,300     5,112,993
Sharp Corp.                                               216,000     3,722,965
Sony Corp.                                                 12,510       668,002
Sumitomo Heavy Industries, Ltd.                           163,000     1,995,016
Sumitomo Mitsui Financial Group, Inc.                         731     6,607,062
The Tokyo Electric Power Co., Inc.                        147,900     3,948,805
Toshiba Corp.                                             543,000     5,093,309
Toyota Motor Corp.                                        105,900     6,438,758
                                                                   ------------
                                                                     91,732,863
                                                                   ------------
NETHERLANDS - 5.5%
Arcelor Mittal Co. NV                                     107,652     6,600,949
Corporate Express NV                                      107,400     1,454,109
European Aeronautic Defense
  and Space Co.                                            71,530     2,144,356
ING Groep NV                                              216,068     9,120,218
Koninklijke Ahold NV (a)                                  116,400     1,473,247

Wolters Kluwer NV                                          89,700     2,627,331
                                                                   ------------
                                                                     23,420,210
                                                                   ------------
SINGAPORE - 0.4%
Neptune Orient Lines Ltd.                                 427,000     1,551,614
                                                                   ------------
SOUTH AFRICA - 0.5%
Sanlam, Ltd.                                              554,040     1,759,844
Standard Bank Group, Ltd.                                  34,900       494,802
                                                                   ------------
                                                                      2,254,646
                                                                   ------------
SOUTH KOREA - 1.8%
Honam Petrochemical Corp.                                   8,100     1,107,392
Hynix Semiconductor, Inc. (a)                              24,700       995,509
Hyundai Motors Co., Second
  Preferred                                                15,950       775,701
Industrial Bank of Korea GDR                               88,300     1,942,600
Kookmin Bank ADR                                           14,600     1,252,534
POSCO ADR                                                  11,400     1,623,930
                                                                   ------------
                                                                      7,697,666
                                                                   ------------
SPAIN - 1.3%
Repsol YPF SA                                             141,100     5,318,654
                                                                   ------------
SWEDEN - 1.3%
Electrolux AB, B Shares                                   118,500     2,964,266
Svenska Cellusoa AB (SCA), B
  Shares                                                  134,400     2,373,368
                                                                   ------------
                                                                      5,337,634
                                                                   ------------
SWITZERLAND - 1.6%
Credit Suisse Group                                        81,100     5,291,630
Novartis AG                                                24,830     1,339,658
                                                                   ------------
                                                                      6,631,288
                                                                   ------------
TAIWAN - 1.0%
China Steel Corp. GDR                                      38,878     1,001,118
Gigabyte Technology Co., Ltd.                              11,112         9,338
Siliconware Precision Industries Co.                      707,672     1,352,775
Taiwan Semiconductor
  Manufacturing Co., Ltd.                                 508,398       998,557
United Microelectronics Corp.                           1,570,000       874,208
                                                                   ------------
                                                                      4,235,996
                                                                   ------------
THAILAND - 0.3%
PTT Public Company Ltd. plc                               121,400     1,115,685
                                                                   ------------
UNITED KINGDOM - 22.0%
AstraZeneca plc                                           110,300     5,700,057
Aviva plc                                                 346,270     4,811,609
BAE Systems plc                                           485,500     4,115,445
Barclays plc                                              457,700     6,428,243
BP plc                                                    125,000     1,447,914
British American Tobacco plc                              111,100     3,589,938
British Energy Group plc                                  277,000     2,776,934
Centrica plc                                              174,400     1,263,961
Friends Provident plc                                     782,500     2,938,662
GlaxoSmithKline plc                                       259,600     6,569,361
HBOS plc                                                  373,041     7,263,432
Home Retail Group plc                                     358,100     2,973,708
ITV plc                                                   879,270     1,806,622
Kazakhmys plc                                             143,300     3,646,868
Punch Taverns plc                                          91,000     2,109,361
Royal & Sun Alliance Insurance
  Group plc                                               762,188     2,043,023
Royal Bank of Scotland Group plc                          624,608     7,435,741
Royal Dutch Shell plc, A Shares                            99,087     3,847,475
Royal Dutch Shell plc, B Shares                            45,973     1,817,725
SABMiller plc                                             102,000     2,615,708
Taylor Woodrow plc                                        468,220     3,084,256
Vodafone Group plc                                      2,879,158     8,654,367
Xstrata plc                                                96,000     6,118,435
                                                                   ------------
                                                                     93,058,845
                                                                   ------------

TOTAL COMMON STOCKS
(COST $313,395,505)                                                 416,622,099
                                                                   ------------
INVESTMENT COMPANY - 0.8%
Northern Institutional Diversified
  Asset Portfolio, 5.03% (b)                          3,502,876       3,502,876
                                                                   ------------
TOTAL INVESTMENT COMPANY
(COST $3,502,876)                                                     3,502,876
                                                                   ------------
TOTAL INVESTMENTS (COST $316,898,381) -- 99.5%                      420,124,975
                                                                   ============

         Percentages indicated are based on net assets of $422,319,740.

(a)      Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR      American Depositary Receipt

GDR      Global Depositary Receipt

PLC      Public Limited Co.

SPA      Standby Purchase Agreement

SCHEDULE OF PORTFOLIO INVESTMENTS -- JULY 31, 2007

INDUSTRY                                              PERCENT OF NET ASSETS
--------                                              ---------------------
Aerospace & Defense                                            1.5%
Automotive                                                     8.7%
Banking & Financial Services                                  19.9%
Broadcasting                                                   0.4%
Building & Construction                                        2.6%
Cash & Cash Equivalents                                        0.8%
Chemicals                                                      2.9%
Computer Related                                               0.0%
Distribution/Wholesale                                         0.3%
Drugs - Medical                                                4.6%
Electrical                                                     6.1%
Electronic Components & Semiconductors                         3.2%
Food & Beverage                                                0.9%
Import/Export                                                  1.5%
Insurance                                                      8.3%
Manufacturing                                                  2.9%
Metals & Mining                                               10.5%
Oil & Gas                                                     10.6%
Publishing                                                     1.3%
Real Estate                                                    0.2%
Retail                                                         1.8%
Telecommunications                                             5.4%
Tobacco                                                        0.9%
Transportation Services                                        4.2%
                                                    ---------------------------
Total Investments                                             99.5%
                                                    ===========================

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OPPORTUNITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                           SHARES     VALUE ($)
                                                           ------     ---------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 3.6%
Empresa Brasileira de Aeronautica
  S.A. ADR                                                 56,400     2,438,172
Esterline Technologies Corp. (a)                           38,300     1,772,907
Hexcel Corp. (a)                                          102,100     2,219,654
                                                                   ------------
                                                                      6,430,733
                                                                   ------------
BANKING - 1.7%
East West Bancorp, Inc.                                    84,100     3,083,106
                                                                   ------------
                                                                      3,083,106
                                                                   ------------
BIOTECHNOLOGY - 1.6%
Invitrogen Corp. (a)                                       39,000     2,800,200
                                                                   ------------
                                                                      2,800,200
                                                                   ------------
CASINOS & GAMBLING - 0.7%
Pinnacle Entertainment, Inc. (a)                           48,100     1,275,131
                                                                   ------------
                                                                      1,275,131
                                                                   ------------
COMMERCIAL SERVICES - 3.4%
Alliance Data Systems Corp. (a)                            54,100     4,154,880
Schawk, Inc., Class A                                      96,300     1,839,330
                                                                   ------------
                                                                      5,994,210
                                                                   ------------
COMPUTER SOFTWARE - 8.6%
ACI Worldwide, Inc. (a)                                   110,900     3,385,777
Business Objects S.A. ADR (a)                              66,800     3,006,000
Citrix Systems, Inc. (a)                                   49,500     1,790,415
Nuance Communications, Inc. (a)                           136,200     2,244,576
Red Hat, Inc. (a)                                         134,400     2,798,208
Satyam Computer Services Ltd. ADR                          82,600     2,202,116
                                                                   ------------
                                                                     15,427,092
                                                                   ------------
CONSUMER DISCRETIONARY - 1.5%
Sotheby's Holdings, Inc.                                   63,900     2,731,725
                                                                   ------------
                                                                      2,731,725
                                                                   ------------
CONSUMER PRODUCTS - 3.9%
Church & Dwight Co., Inc.                                  73,700     3,615,722
Jarden Corp. (a)                                           90,500     3,269,765
                                                                   ------------
                                                                      6,885,487
                                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.4%
Actuant Corp., Class A                                     42,100     2,567,258
AMETEK, Inc.                                              136,700     5,334,034
                                                                   ------------
                                                                      7,901,292
                                                                   ------------
EDUCATION - 0.9%
Corinthian Colleges, Inc. (a)                             116,279     1,566,278
                                                                   ------------
                                                                      1,566,278
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 7.9%
Atmel Corp. (a)                                           328,500     1,770,615
ATMI, Inc. (a)                                             63,400     1,837,332
Cognos, Inc. (a)                                          120,600     4,838,472
Silicon Laboratories, Inc. (a)                            107,400     3,740,742
Varian Semiconductor
  Equipment Associates, Inc. (a)                           42,025     1,975,175
                                                                   ------------
                                                                     14,162,336
                                                                   ------------
ENVIRONMENTAL SERVICES - 1.1%
Waste Connections, Inc. (a)                                59,800     1,853,800
                                                                   ------------
                                                                      1,853,800
                                                                   ------------
FINANCIAL SERVICES - 4.6%
Affiliated Managers Group, Inc. (a)                        36,000     4,068,000
Jefferies Group, Inc.                                      55,600     1,460,612
MF Global Ltd. (a)                                        105,900     2,640,087
                                                                   ------------
                                                                      8,168,699
                                                                   ------------
HEALTH CARE - 13.2%
Gen-Probe, Inc. (a)                                        66,800     4,209,068
Manor Care, Inc.                                           56,400     3,572,940
Pediatrix Medical Group, Inc. (a)                          48,800     2,633,248
ResMed, Inc. (a)                                           61,700     2,651,866
Respironics, Inc. (a)                                     127,100     5,814,825
Ventana Medical Systems, Inc. (a)                          38,300     3,191,922
Volcano Corp. (a)                                          92,100     1,589,646
                                                                   ------------
                                                                     23,663,515
                                                                   ------------
INDUSTRIAL MANUFACTURING - 5.9%
Gardner Denver, Inc. (a)                                   88,700     3,689,033
IDEX Corp.                                                119,500     4,327,095
WESCO International, Inc. (a)                              48,800     2,613,240
                                                                   ------------
                                                                     10,629,368
                                                                   ------------
MEDIA - 3.2%
DreamWorks Animation SKG, Inc. (a)                         88,700     2,749,700
Meredith Corp.                                             52,600     2,971,374
                                                                   ------------
                                                                      5,721,074
                                                                   ------------
OIL & GAS - 12.4%
Chesapeake Energy Corp.                                    85,700     2,917,228
Consol Energy, Inc.                                        89,400     3,723,510
Denbury Resources, Inc. (a)                                94,800     3,792,000
Grant Prideco, Inc. (a)                                    54,100     3,035,010
Massey Energy Co.                                          87,200     1,861,720
Range Resources Corp.                                      69,800     2,592,372
Smith International, Inc.                                  70,600     4,335,546
                                                                   ------------
                                                                     22,257,386
                                                                   ------------
PHARMACEUTICALS - 10.6%
Alexion Pharmaceuticals, Inc. (a)                          53,904     3,135,057
Elan Corp. plc ADR (a)                                    392,400     7,349,652
MGI Pharma, Inc. (a)                                      128,500     3,216,355
OSI Pharmaceuticals, Inc. (a)                             127,800     4,120,272
Santarus, Inc. (a)                                        241,300     1,158,240
                                                                   ------------
                                                                     18,979,576
                                                                   ------------
RETAIL - 3.9%
Dick's Sporting Goods, Inc. (a)                            33,700     1,894,951
PETsMART, Inc.                                            106,700     3,449,611
Rite Aid Corp. (a)                                        285,000     1,570,350
                                                                   ------------
                                                                      6,914,912
                                                                   ------------
TELECOMMUNICATIONS - 4.0%
Comverse Technology, Inc. (a)                              73,600     1,418,272
NeuStar, Inc. (a)                                         132,800     3,829,952

Polycom, Inc. (a)                                          64,000     1,982,080
                                                                   ------------
                                                                      7,230,304
                                                                   ------------

TOTAL COMMON STOCKS
(COST $143,420,765)                                                 173,676,224
                                                                   ------------
INVESTMENT COMPANY - 3.0%
Northern Institutional Government
  Select Portfolio, 5.04%, (b)                        5,291,805       5,291,805
                                                                   ------------

TOTAL INVESTMENT COMPANY
(COST $5,291,805)                                                     5,291,805
                                                                   ------------
TOTAL    INVESTMENTS (COST $148,712,570) -- 100.1%                  178,968,029
                                                                   ============

          Percentages indicated are based on net assets of $178,780,631.

(a)       Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR       American Depositary Receipt

PLC       Public Limited Co.


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR VALUE PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2007
(UNAUDITED)


                                                           SHARES     VALUE ($)
                                                           ------     ---------
COMMON STOCKS - 93.7%
AEROSPACE & DEFENSE - 3.5%
Lockheed Martin Corp.                                      12,500     1,231,000
Raytheon Co.                                               28,300     1,566,688
                                                                   ------------
                                                                      2,797,688
                                                                   ------------
BANKING - 3.9%
Bank of America Corp.                                      29,100     1,379,922
Wells Fargo & Co.                                          50,700     1,712,139
                                                                   ------------
                                                                      3,092,061
                                                                   ------------
BUSINESS SERVICES - 2.4%
Pitney Bowes, Inc.                                         42,100     1,940,810
                                                                   ------------
                                                                      1,940,810
                                                                   ------------
COMPUTER SOFTWARE - 6.6%
CA, Inc.                                                  135,600     3,400,848
Microsoft Corp.                                            64,500     1,869,855
                                                                   ------------
                                                                      5,270,703
                                                                   ------------
CONGLOMERATES - 2.3%
Loews Corp.                                                39,000     1,848,600
                                                                   ------------
                                                                      1,848,600
                                                                   ------------
CONSUMER PRODUCTS - 5.9%
Altria Group, Inc.                                         27,700     1,841,219
Kimberly-Clark Corp.                                       21,000     1,412,670
Kraft Foods, Inc.                                          19,169       627,785
Tyson Foods, Inc., Class A                                 35,600       758,280
                                                                   ------------
                                                                      4,639,954
                                                                   ------------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.9%
Ingersoll-Rand Co., Class A                                29,800     1,499,536
                                                                   ------------
                                                                      1,499,536
                                                                   ------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 1.6%
Agilent Technologies, Inc. (a)                             34,164     1,303,357
                                                                   ------------
                                                                      1,303,357
                                                                   ------------
FINANCIAL SERVICES - 13.5%
Citigroup, Inc.                                            65,307     3,041,347
Countrywide Financial Corp.                                89,600     2,524,032
Fannie Mae                                                 56,000     3,351,040
JP Morgan Chase & Co.                                      39,950     1,758,199
                                                                   ------------
                                                                     10,674,618
                                                                   ------------
INSURANCE - 12.9%
Aetna, Inc.                                                16,700       802,769
Aon Corp.                                                  54,400     2,178,176
Genworth Financial, Inc., Class A                          66,900     2,041,788
MGIC Investment Corp.                                      18,400       711,344
Radian Group, Inc.                                         32,100     1,082,091
The Hartford Financial Services
  Group, Inc.                                              37,300     3,426,751
                                                                   ------------
                                                                     10,242,919
                                                                   ------------
MEDIA - 10.7%
CBS Corp., Class B                                         34,350     1,089,582
Clear Channel Communications, Inc.                         38,800     1,431,720
Comcast Corp., Class A (a)                                 48,450     1,267,936
Liberty Media Corp. Capital Group,
  Class A (a)                                               5,017       574,196
Liberty Media Corp.
  Interactive, Class A (a)                                 37,087       776,973
Viacom, Inc., Class B (a)                                  87,000     3,332,100
                                                                   ------------
                                                                      8,472,507
                                                                   ------------
METALS & MINING - 5.5%
Barrick Gold Corp.                                         80,000     2,632,000
POSCO ADR                                                   7,000       997,150
United States Steel Corp.                                   7,300       717,517
                                                                   ------------
                                                                      4,346,667
                                                                   ------------
OIL & GAS - 10.9%
Apache Corp.                                               31,400     2,535,550
ConocoPhillips                                             15,771     1,274,928
Hess Corp.                                                 13,600       832,320
Noble Energy, Inc.                                         65,500     4,004,670
                                                                   ------------
                                                                      8,647,468
                                                                   ------------
PAPER & RELATED PRODUCTS - 1.6%
International Paper Co.                                    34,100     1,264,087
                                                                   ------------
                                                                      1,264,087
                                                                   ------------
PHARMACEUTICALS - 1.6%
Amgen, Inc. (a)                                            23,000     1,236,020
                                                                   ------------
                                                                      1,236,020
                                                                   ------------
TELECOMMUNICATIONS - 6.6%
AT&T, Inc.                                                 51,791     2,028,135
Motorola, Inc.                                            134,600     2,286,854
Sprint Nextel Corp.                                        45,600       936,168
                                                                   ------------
                                                                      5,251,157
                                                                   ------------
TRANSPORTATION - 2.3%
Union Pacific Corp.                                        15,300     1,822,842
                                                                   ------------
                                                                      1,822,842
                                                                   ------------

TOTAL COMMON STOCKS
(COST $61,799,998)                                                   74,350,994
                                                                   ------------
INVESTMENT COMPANY - 6.2%
Northern Institutional Government
  Select Portfolio, 5.04%, (b)                        4,929,162       4,929,162
                                                                   ------------

TOTAL INVESTMENT COMPANY
(COST $4,929,162)                                                     4,929,162
                                                                   ------------
TOTAL INVESTMENTS (COST $66,729,160) -- 99.9%                        79,280,156
                                                                   ============



         Percentages indicated are based on net assets of $79,332,576.

(a)      Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on July 31, 2007.

ADR      American Depositary Receipt


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)            JULY 31, 2007

     1.  ORGANIZATION:

The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust contains the following funds:

         FUND                                                          SHORT NAME
         ----                                                          ----------
         HSBC Investor Core Plus Fixed Income Fund                     Core Plus Fixed Income Fund
         HSBC Investor High Yield Fixed Income Fund                    High Yield Fixed Income Fund
         HSBC Investor Intermediate Duration Fixed Income Fund         Intermediate Duration Fixed Income Fund
         HSBC Investor Growth Fund                                     Growth Fund
         HSBC Investor Opportunity Fund                                Opportunity Fund
         HSBC Investor Overseas Equity Fund                            Overseas Equity Fund
         HSBC Investor Value Fund                                      Value Fund
         (Individually a "Feeder Fund", collectively the "Feeder Funds")

         HSBC Investor Aggressive Growth Strategy Fund                 Aggressive Growth Fund
         HSBC Investor Growth Strategy Fund                            Growth Strategy Fund
         HSBC Investor Moderate Growth Strategy Fund                   Moderate Growth Fund
         HSBC Investor Conservative Growth Strategy Fund               Conservative Growth Fund
         HSBC Investor Conservative Income Strategy Fund               Conservative Income Fund
         (Individually a "Lifeline Fund", collectively the "Lifeline Funds")

         HSBC Investor New York Tax-Free Bond Fund                     New York Tax-Free Bond Fund
         HSBC Investor Growth and Income Fund                          Growth and Income Fund
         HSBC Investor Mid-Cap Fund                                    Mid-Cap Fund
         (Individually a "Variable Direct Fund", collectively the "Variable Direct Funds")

         HSBC Investor California Tax-Free Money Market Fund           California Tax-Free Money Market Fund
         HSBC Investor Money Market Fund                               Money Market Fund
         HSBC Investor New York Tax-Free Money Market Fund             N.Y. Tax-Free Money Market Fund
         HSBC Investor Tax-Free Money Market Fund                      Tax-Free Money Market Fund
         HSBC Investor U.S. Government Money Market Fund               U.S. Government Money Market Fund
         HSBC Investor U.S. Treasury Money Market Fund                 U.S. Treasury Money Market Fund
         (Individually a "Money Market Fund", collectively the "Money Market Funds")

The Feeder Funds, Lifeline Funds, Variable Direct Funds and Money Market Funds are collectively referred to as the "Funds".

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a "Portfolio", collectively the "Portfolios"):

         PORTFOLIO                                                     SHORT NAME
         ---------                                                     ----------
         HSBC Investor Core Plus Fixed Income Portfolio                Core Plus Fixed Income Portfolio
         HSBC Investor High Yield Fixed Income Portfolio               High Yield Fixed Income Portfolio
         HSBC Investor Intermediate Duration Fixed Income Portfolio    Intermediate Duration Fixed Income Portfolio
         HSBC Investor Growth Portfolio                                Growth Portfolio
         HSBC Investor International Equity Portfolio                  International Equity Portfolio
         HSBC Investor Opportunity Portfolio                           Opportunity Portfolio
         HSBC Investor Value Portfolio                                 Value Portfolio

The Feeder Funds utilize the master feeder fund structure and seek to achieve their investment objectives by investing all their investable assets in their Respective Portfolios (as defined below):

                                                                                                       PROPORTIONATE
                                                                                                        INTEREST ON
FEEDER FUND                                    RESPECTIVE PORTFOLIO                                    JULY 31, 2007
-----------                                    --------------------                                    -------------
Core Plus Fixed Income Fund                    Core Plus Fixed Income Portfolio                            15.3%
High Yield Fixed Income Fund                   High Yield Fixed Income Portfolio                           62.2%
Intermediate Duration Fixed Income Fund        Intermediate Duration Fixed Income  Portfolio               92.0%
Growth Fund                                    Growth Portfolio                                            70.7%
Opportunity Fund                               Opportunity Portfolio                                       10.9%
Overseas Equity Fund                           International Equity Portfolio                               4.6%
Value Fund                                     Value Portfolio                                             72.2%

The Lifeline Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing substantially all their investable assets in their Respective Portfolios and the HSBC Investor Money Market Fund, per the following schedules:

                                           LIFELINE FUNDS PORTFOLIO WEIGHTINGS

                                        AGGRESSIVE        GROWTH
RESPECTIVE PORTFOLIOS AND MONEY           GROWTH          STRATEGY        MODERATE        CONSERVATIVE     CONSERVATIVE
MARKET FUND                                FUND            FUND          GROWTH FUND      GROWTH FUND       INCOME FUND
-------------------------------            ----            ----          -----------      -----------       -----------
Money Market Fund                            1%              1%              6%               21%               30%
Core Plus Fixed Income Portfolio            None            15%              26%              25%               15%
High Yield Fixed Income Portfolio           None             2%              5%                8%               10%
Intermediate Duration Fixed                 None            None            None               3%               25%
   Income Portfolio
Growth Portfolio                             21%            21%              19%              15%               8%
International Equity Portfolio               23%            20%              15%              10%               4%
Opportunity Portfolio                        34%            20%              11%               4%              None
Value Portfolio                              21%            21%              18%              14%               8%
                                        ----------------------------------------------------------------------------------
Total                                       100%            100%            100%              100%             100%
                                        ==================================================================================

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments ("Schedules") should be read in conjunction with the Schedules of the Feeder Funds and the Lifeline Funds.

Under the Funds and Portfolios organizational documents, the Funds and Portfolios officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Funds and Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Funds and Portfolios. The Funds and Portfolios' maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Funds and Portfolios. However, based on experience, the Funds and Portfolios expect that risk of loss to be remote.


     2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

A. VARIABLE DIRECT FUNDS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Funds' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. FEEDER FUNDS AND LIFELINE FUNDS

The Feeder Funds and Lifeline Funds record their investments in their respective Portfolios at fair value. The LifeLine Funds record their investments in the Money Market Fund at the respective net asset value reported by the Fund. The underlying securities of the Portfolios' and the Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed below.

C. PORTFOLIOS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include; corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the

International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D. MONEY MARKET FUNDS

Investments of the Money Market Funds are valued at amortized cost, which approximates fair value, except for investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

INVESTMENT TRANSACTIONS:

A. VARIABLE DIRECT FUNDS, PORTFOLIOS AND MONEY MARKET FUNDS

During the period, investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis.

B. FEEDER FUNDS AND LIFELINE FUNDS

The Feeder Funds and Lifeline Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. For financial reporting purposes, changes in holdings of the Money Market Fund are reflected as of trade date. In addition, the Feeder Funds and Lifeline Funds accrue their own expenses daily as incurred.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

FUTURES CONTRACTS:

A. VARIABLE DIRECT FUNDS AND PORTFOLIOS

The Variable Direct Funds and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the affected Variable Direct Fund or Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Core Plus Fixed Income Portfolio, the High Yield Fixed Income Portfolio and the Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

OPTIONS:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss.

REPURCHASE AGREEMENTS:

The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' or the Portfolios' custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2007, the Core Plus Fixed Income Portfolio and Money Market Fund held illiquid securities representing 0.001% and 0.012% of net assets, respectively, as follows:


                                                                                   ACQUISITION     PRINCIPAL
                         SECURITY NAME                             ACQUISITION      COST ($)      AMOUNT ($)      VALUE ($)
                         -------------                             ------------     --------      ----------      ---------
                                                                       DATE
                                                                       ----
CORE PLUS FIXED INCOME PORTFOLIO
DLJ Mortgage Acceptance Corp., IO,
Series 1997-CFI, Class S, 0.90%, 5/15/30                            5/16/1997         1,984         58,308           835
GS Mortgage Securites Corp., IO,
    Series 1997-GL, Class X2, 0.67%, 7/13/30                        8/14/1997         1,956         36,691           638
MONEY MARKET FUND
Goldman Sachs Group LP, 5.37%, 12/6/07                              12/5/2006      100,000,000    100,000,000    100,000,000


FEDERAL INCOME TAX INFORMATION:

At July 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                      NET UNREALIZED
                                                               TAX UNREALIZED     TAX UNREALIZED       APPRECIATION
FUND NAME                                     TAX COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
---------                                     --------          ------------       ------------       -------------
New York Tax-Free Bond                         $ 61,238,293         $ 1,525,176        $ (164,040)         $ 1,361,136
Growth and Income Fund                           36,430,273          12,961,575          (990,198)          11,971,377
Mid-Cap Fund                                     24,347,028           9,314,608          (796,624)           8,517,984
California Tax-Free Money Market                191,423,020                   -                  -                   -
   Fund
Money Market Fund                             8,252,980,830                   -                  -                   -
New York Tax-Free Money Market                1,014,184,513                   -                  -                   -
   Fund
Tax-Free Money Market Fund                       63,235,548                   -                  -                   -
U.S. Government Money Market                  2,543,746,649                   -                  -                   -
   Fund
U.S. Treasury Money Market Fund                 333,614,526                   -                  -                   -
Core Plus Fixed Income Portfolio                147,419,606             410,929        (2,002,163)         (1,591,234)
High Yield Fixed Income Portfolio                13,576,805              97,405          (589,055)           (491,650)
Intermediate Duration Fixed Income               22,941,914              49,483          (299,293)           (249,810)
   Portfolio
Growth Portfolio                                 69,425,511          10,667,321        (2,325,138)           8,342,183
International Equity Portfolio                  317,200,977         110,756,883        (7,832,885)         102,923,998
Opportunity Portfolio                           149,735,812          36,340,842        (7,108,625)          29,232,217
Value Portfolio                                  66,406,605          15,101,002        (2,227,451)          12,873,551

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC INVESTOR FUNDS

By (Signature and Title)* /S/ Richard A. Fabietti, President
                         -------------------------------------------------------
                              Richard A. Fabietti, President

Date   September 24, 2007
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Richard A. Fabietti, President
                         -------------------------------------------------------
                             Richard A. Fabietti, President

Date   September 24, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)* /S/ Troy A. Sheets, Treasurer
                         -------------------------------------------------------
                              Troy A. Sheets, Treasurer

Date   September 24, 2007
    -------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.